UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2011

Item 1.	Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio

Common Stocks — 98.4%

Aerospace & Defense — 2.7%
General Dynamics Corp.	2,520	$192,931
Raytheon Co.	3,555	180,843

		373,774

Alcohol & Tobacco — 1.4%
Altria Group, Inc.	3,965	103,209
Molson Coors Brewing Co., Class B	2,000	93,780

		196,989

Banking — 12.0%
Bank of America Corp.	30,270	403,499
BB&T Corp.	2,390	65,606
Fifth Third Bancorp	3,975	55,173
JPMorgan Chase & Co.	12,066	556,243
PNC Financial Services Group, Inc.	2,260	142,357
Wells Fargo & Co.	14,675	465,197

		1,688,075

Cable Television — 1.4%
Comcast Corp., Class A	8,720	202,478

Chemicals — 1.5%
Air Products & Chemicals, Inc.	780	70,340
The Dow Chemical Co.	3,805	143,639

		213,979

Commercial Services — 0.5%
Lender Processing Services, Inc.	2,000	64,380

Computer Software — 3.1%
Microsoft Corp.	13,230	335,513
Oracle Corp.	2,935	97,941

		433,454

Consumer Products — 4.7%
Energizer Holdings, Inc. (a)	1,660	118,126
Mattel, Inc.	2,570	64,070
Newell Rubbermaid, Inc.	7,840	149,979
The Procter & Gamble Co.	5,370	330,792

		662,967

Electric — 2.6%
American Electric Power Co., Inc.	2,725	95,757
DPL, Inc.	2,595	71,129
Entergy Corp.	1,015	68,218
PG&E Corp.	1,545	68,258
PPL Corp.	2,680	67,804

		371,166

Energy Exploration & Production — 6.0%
Anadarko Petroleum Corp.	1,275	104,448
Apache Corp.	1,435	187,870
Devon Energy Corp.	2,110	193,635
Occidental Petroleum Corp.	2,695	281,600
Petrohawk Energy Corp. (a)	3,300	80,982

		848,535

Energy Integrated — 6.7%
Alpha Natural Resources, Inc. (a)	1,200	71,244
Chevron Corp.	5,401	580,229
ConocoPhillips	3,725	297,479

		948,952

Energy Services — 0.8%
Halliburton Co.	2,290	114,134

Financial Services — 5.7%
American Express Co.	1,500	67,800
Citigroup, Inc.	12,830	56,709
Franklin Resources, Inc.	830	103,816
Invesco, Ltd.	4,830	123,455
MasterCard, Inc., Class A	270	67,964

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (continued)

Morgan Stanley	2,490	$68,027
The Bank of New York Mellon
Corp.	5,159	154,099
The Goldman Sachs Group, Inc.	1,035	164,017

		805,887

Food & Beverages — 4.2%
Dr Pepper Snapple Group, Inc.	3,190	118,540
General Mills, Inc.	2,290	83,700
Kraft Foods, Inc., Class A	1,990	62,406
PepsiCo, Inc.	2,295	147,821
Ralcorp Holdings, Inc. (a)	1,610	110,172
The Coca-Cola Co.	1,105	73,317

		595,956

Forest & Paper Products — 0.7%
Rock-Tenn Co., Class A	1,400	97,090

Health Services — 1.7%
WellPoint, Inc.	3,475	242,520

Insurance — 3.8%
Everest Re Group, Ltd.	930	82,007
Lincoln National Corp.	4,025	120,911
MetLife, Inc.	3,575	159,910
Prudential Financial, Inc.	2,890	177,966

		540,794

Leisure & Entertainment — 3.4%
Darden Restaurants, Inc.	1,390	68,291
International Game Technology	4,300	69,789
News Corp., Class A	4,530	79,547
The Walt Disney Co.	2,230	96,091
Viacom, Inc., Class B	3,605	167,704

		481,422

Manufacturing — 4.5%
Corning, Inc.	5,480	113,052
General Electric Co.	15,215	305,061
Honeywell International, Inc.	1,455	86,878
Illinois Tool Works, Inc.	1,190	63,927
Parker Hannifin Corp.	750	71,010

		639,928

Medical Products — 3.3%
Baxter International, Inc.	1,510	81,193
Covidien PLC	1,665	86,480
Hospira, Inc. (a)	1,300	71,760
Life Technologies Corp. (a)	1,300	68,146
Medtronic, Inc.	3,885	152,875

		460,454

Metal & Glass Containers — 1.5%
Ball Corp.	2,090	74,927
Owens-Illinois, Inc. (a)	4,570	137,968

		212,895

Metals & Mining — 1.4%
Freeport-McMoRan Copper &
Gold, Inc.	2,430	134,987
Newmont Mining Corp.	1,090	59,492

		194,479

Pharmaceutical & Biotechnology — 10.9%
Amgen, Inc. (a)	3,430	183,334
Gilead Sciences, Inc. (a)	3,035	128,805
Johnson & Johnson	4,288	254,064
Merck & Co., Inc.	6,650	219,517
Pfizer, Inc.	32,814	666,452
Warner Chilcott PLC, Class A	3,430	79,850

		1,532,022

Retail — 5.0%
CVS Caremark Corp.	3,715	127,499
Phillips-Van Heusen Corp.	1,160	75,435
The Gap, Inc.	4,170	94,492
The TJX Cos., Inc.	2,455	122,087

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (concluded)
Wal-Mart Stores, Inc.	5,620	$292,521

		712,034

Semiconductor & Components — 2.4%
Intel Corp.	13,245	267,152
Texas Instruments, Inc.	2,115	73,094

		340,246

Technology Hardware — 2.4%
Cisco Systems, Inc.	5,930	101,699
Hewlett-Packard Co.	2,165	88,700
International Business Machines
Corp.	940	153,286

		343,685

Telecommunications — 3.6%
AT&T, Inc.	16,425	502,605

Transportation — 0.5%
Union Pacific Corp.	700	68,831

Total Common Stocks
(Identified cost $12,181,962)		13,889,731

Short-Term Investment — 1.8%
State Street Institutional Treasury
Money Market Fund
(Identified cost $255,484)	255,484	255,484

Total Investments — 100.2%
(Identified cost $12,437,446) (b)		$14,145,215
Liabilities in Excess of Cash and
Other Assets — (0.2)%		(35,179)

Net Assets — 100.0%		$14,110,036

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio

Common Stocks — 98.4%

Aerospace & Defense — 2.3%
Raytheon Co.	34,800	$1,770,276

Agriculture — 1.1%
Monsanto Co.	11,500	830,990

Alcohol & Tobacco — 2.0%
Molson Coors Brewing Co., Class B	33,100	1,552,059

Banking — 6.1%
Bank of America Corp.	59,300	790,469
BB&T Corp.	19,200	527,040
JPMorgan Chase & Co.	38,291	1,765,215
Wells Fargo & Co.	48,400	1,534,280

		4,617,004

Cable Television — 3.9%
Comcast Corp., Class A	127,800	2,967,516

Chemicals — 1.0%
The Dow Chemical Co.	20,800	785,200

Commercial Services — 2.8%
Apollo Group, Inc., Class A (a)	9,400	392,074
Corrections Corp. of America (a)	41,000	1,000,400
Lender Processing Services, Inc.	23,000	740,370

		2,132,844

Computer Software — 5.7%
Microsoft Corp.	69,935	1,773,552
Oracle Corp.	57,300	1,912,101
Symantec Corp. (a)	37,000	685,980

		4,371,633

Consumer Products — 3.3%
Avon Products, Inc.	13,600	367,744
Energizer Holdings, Inc. (a)	300	21,348
Newell Rubbermaid, Inc.	28,700	549,031
Stanley Black & Decker, Inc.	10,500	804,300
The Procter & Gamble Co.	11,900	733,040

		2,475,463

Energy Exploration & Production — 3.0%
Apache Corp.	5,900	772,428
Devon Energy Corp.	6,700	614,859
EQT Corp.	18,200	908,180

		2,295,467

Energy Integrated — 8.3%
Chevron Corp.	12,200	1,310,646
ConocoPhillips	50,900	4,064,874
CONSOL Energy, Inc.	17,200	922,436

		6,297,956

Energy Services — 1.4%
Halliburton Co.	8,600	428,624
Noble Corp.	13,200	602,184

		1,030,808

Financial Services — 4.8%
Ameriprise Financial, Inc.	19,100	1,166,628
MasterCard, Inc., Class A	2,200	553,784
Morgan Stanley	40,100	1,095,532
State Street Corp.	19,300	867,342

		3,683,286

Food & Beverages — 2.4%
General Mills, Inc.	21,400	782,170
PepsiCo, Inc.	7,900	508,839
Sysco Corp.	19,600	542,920

		1,833,929

Insurance — 2.2%
Prudential Financial, Inc.	11,700	720,486
The Travelers Cos., Inc.	16,600	987,368

		1,707,854

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)

Leisure & Entertainment — 1.8%
Darden Restaurants, Inc.	11,200	$550,256
Sirius XM Radio, Inc. (a)	231,100	383,626
Viacom, Inc., Class B	8,500	395,420

		1,329,302

Manufacturing — 4.8%
Dover Corp.	12,000	788,880
Emerson Electric Co.	9,900	578,457
Honeywell International, Inc.	22,093	1,319,173
Illinois Tool Works, Inc.	18,000	966,960

		3,653,470

Medical Products — 2.2%
Baxter International, Inc.	14,600	785,042
Medtronic, Inc.	21,700	853,895

		1,638,937

Metal & Glass Containers — 2.2%
Ball Corp.	45,630	1,635,835

Metals & Mining — 2.4%
Newmont Mining Corp.	16,000	873,280
Nucor Corp.	20,900	961,818

		1,835,098

Pharmaceutical & Biotechnology — 9.6%
Amgen, Inc. (a)	16,500	881,925
Gilead Sciences, Inc. (a)	23,100	980,364
Johnson & Johnson	12,860	761,955
Merck & Co., Inc.	22,900	755,929
Pfizer, Inc.	192,000	3,899,520

		7,279,693

Refining — 0.6%
Valero Energy Corp.	16,200	483,084

Retail — 11.3%
AutoZone, Inc. (a)	5,500	1,504,580
Lowe’s Cos., Inc.	24,500	647,535
The Gap, Inc.	47,100	1,067,286
Wal-Mart Stores, Inc.	52,100	2,711,805
Walgreen Co.	67,400	2,705,436

		8,636,642

Semiconductor & Components — 3.4%
Intel Corp.	90,500	1,825,385
Texas Instruments, Inc.	21,600	746,496

		2,571,881

Technology — 2.9%
AOL, Inc. (a)	18,300	357,399
eBay, Inc. (a)	28,400	881,536
Google, Inc., Class A (a)	1,710	1,002,419

		2,241,354

Technology Hardware — 5.8%
Cisco Systems, Inc.	51,055	875,593
EMC Corp. (a)	25,600	679,680
International Business Machines
Corp.	17,490	2,852,095

		4,407,368

Transportation — 1.1%
Norfolk Southern Corp.	11,900	824,313

Total Common Stocks
(Identified cost $61,242,540)		74,889,262

Preferred Stock — 0.6%

Automotive — 0.6%
Better Place, Inc., Series B
(Identified cost $453,501)	151,167	453,501

Short-Term Investment — 0.5%
State Street Institutional Treasury
Money Market Fund
(Identified cost $377,121)	377,121	377,121

Total Investments — 99.5%
(Identified cost $62,073,162) (b)		$75,719,884
Cash and Other Assets in Excess
of Liabilities — 0.5%		401,966

Net Assets — 100.0%		$76,121,850

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio

Common Stocks — 96.1%

Alcohol & Tobacco — 2.6%
Molson Coors Brewing Co., Class B	115,500	$5,415,795

Automotive — 1.4%
Lear Corp.	60,800	2,971,296

Banking — 3.2%
City National Corp.	52,200	2,978,010
Fifth Third Bancorp	158,600	2,201,368
KeyCorp.	157,300	1,396,824

		6,576,202

Cable Television — 1.1%
Cablevision Systems Corp., Group A	67,100	2,322,331

Chemicals — 1.0%
Eastman Chemical Co.	20,900	2,075,788

Coal — 1.0%
Arch Coal, Inc.	54,600	1,967,784

Commercial Services — 4.6%
Corrections Corp. of America (a)	114,700	2,798,680
Equifax, Inc.	107,400	4,172,490
Lender Processing Services, Inc.	44,800	1,442,112
The Interpublic Group of Cos., Inc.	95,700	1,202,949

		9,616,231

Computer Software — 5.1%
BMC Software, Inc. (a)	73,700	3,665,838
Intuit, Inc. (a)	41,000	2,177,100
Quest Software, Inc. (a)	66,200	1,680,818
Symantec Corp. (a)	159,300	2,953,422

		10,477,178

Construction & Engineering — 0.9%
Foster Wheeler AG (a)	51,900	1,952,478

Consumer Products — 5.5%
Avon Products, Inc.	57,700	1,560,208
Energizer Holdings, Inc. (a)	900	64,044
Mattel, Inc.	99,200	2,473,056
Newell Rubbermaid, Inc.	264,900	5,067,537
Stanley Black & Decker, Inc.	30,300	2,320,980

		11,485,825

Education — 1.7%
DeVry, Inc.	63,200	3,480,424

Electric — 2.0%
CMS Energy Corp.	107,400	2,109,336
Wisconsin Energy Corp.	68,200	2,080,100

		4,189,436

Energy Exploration & Production — 4.8%
Energen Corp.	66,600	4,203,792
EQT Corp.	75,900	3,787,410
Noble Energy, Inc.	20,600	1,990,990

		9,982,192

Energy Services — 5.0%
Rowan Cos., Inc. (a)	82,000	3,622,760
The Williams Cos., Inc.	109,900	3,426,682
Tidewater, Inc.	55,600	3,327,660

		10,377,102

Financial Services — 6.4%
Ameriprise Financial, Inc.	84,400	5,155,152
Invesco, Ltd.	158,100	4,041,036
NYSE Euronext	29,200	1,026,964
Principal Financial Group, Inc.	93,300	2,995,863

		13,219,015

Food & Beverages — 3.3%
Campbell Soup Co.	71,000	2,350,810
Ralcorp Holdings, Inc. (a)	64,300	4,400,049

		6,750,859

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio (continued)

Forest & Paper Products — 1.2%
Rock-Tenn Co., Class A	35,700	$2,475,795

Health Services — 1.5%
HealthSouth Corp. (a)	56,300	1,406,374
Laboratory Corp. of America Holdings (a)	19,100	1,759,683

		3,166,057

Insurance — 1.3%
PartnerRe, Ltd.	35,100	2,781,324

Leisure & Entertainment — 4.1%
Darden Restaurants, Inc.	63,000	3,095,190
DreamWorks Animation SKG, Inc., Class A (a)	56,100	1,566,873
International Game Technology	189,200	3,070,716
Sirius XM Radio, Inc. (a)	490,700	814,562

		8,547,341

Manufacturing — 10.2%
Dover Corp.	110,300	7,251,122
Joy Global, Inc.	19,900	1,966,319
Parker Hannifin Corp.	47,500	4,497,300
Rockwell Collins, Inc.	79,500	5,153,985
Thomas & Betts Corp. (a)	40,100	2,384,747

		21,253,473

Medical Products — 5.8%
CareFusion Corp. (a)	94,350	2,660,670
DENTSPLY International, Inc.	38,900	1,438,911
Hospira, Inc. (a)	42,500	2,346,000
Life Technologies Corp. (a)	50,881	2,667,182
Zimmer Holdings, Inc. (a)	47,000	2,844,910

		11,957,673

Metal & Glass Containers — 2.2%
Ball Corp.	129,200	4,631,820

Metals & Mining — 3.7%
Cliffs Natural Resources, Inc.	25,300	2,486,484
Compass Minerals International, Inc.	34,600	3,236,138
United States Steel Corp.	35,300	1,904,082

		7,626,704

Pharmaceutical & Biotechnology — 1.8%
Medicis Pharmaceutical Corp., Class A	32,100	1,028,484
Warner Chilcott PLC, Class A	116,200	2,705,136

		3,733,620

Real Estate — 2.5%
The Macerich Co. REIT	45,800	2,268,474
Weingarten Realty Investors REIT	116,600	2,921,996

		5,190,470

Retail — 3.1%
AutoZone, Inc. (a)	13,200	3,610,992
Ross Stores, Inc.	20,800	1,479,296
The TJX Cos., Inc.	28,700	1,427,251

		6,517,539

Semiconductor & Components — 2.6%
Analog Devices, Inc.	64,500	2,540,010
Xilinx, Inc.	87,300	2,863,440

		5,403,450

Technology — 2.7%
Amdocs, Ltd. (a)	84,400	2,434,940
AOL, Inc. (a)	50,400	984,312
Teradata Corp. (a)	42,500	2,154,750

		5,574,002

Technology Hardware — 3.8%
Ingram Micro, Inc., Class A (a)	199,900	4,203,897
Motorola Mobility Holdings, Inc. (a)	53,700	1,310,280

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio (concluded)
Teradyne, Inc. (a)	138,700	$2,470,247

		7,984,424

Total Common Stocks (Identified cost $169,004,990)		199,703,628

Preferred Stock — 0.6%

Automotive — 0.6%
Better Place, Inc., Series B
(Identified cost $1,307,499)	435,833	1,307,499

Short-Term Investment — 3.1%
State Street Institutional Treasury Money Market Fund (Identified cost $6,345,971)	6,345,971	6,345,971

Total Investments — 99.8% (Identified cost $176,658,460) (b)		$207,357,098

Cash and Other Assets in Excess of Liabilities — 0.2%		350,243

Net Assets — 100.0%		$207,707,341

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio

Common Stocks — 95.8%

Automotive — 2.7%
Dorman Products, Inc. (a)	48,357	$2,035,346
Modine Manufacturing Co. (a)	186,000	3,002,040
Tenneco, Inc. (a)	39,150	1,661,918

		6,699,304

Banking — 6.3%
BankUnited, Inc.	101,000	2,899,710
City National Corp.	37,500	2,139,375
Fulton Financial Corp.	221,600	2,461,976
PacWest Bancorp	194,701	4,234,747
Wintrust Financial Corp.	106,693	3,920,968

		15,656,776

Chemicals — 3.2%
Kronos Worldwide, Inc.	31,835	1,860,756
Rockwood Holdings, Inc. (a)	58,400	2,874,448
Solutia, Inc. (a)	130,300	3,309,620

		8,044,824

Commercial Services — 3.2%
Equifax, Inc.	66,700	2,591,295
Lender Processing Services, Inc.	79,200	2,549,448
Team, Inc. (a)	105,200	2,762,552

		7,903,295

Computer Software — 5.6%
Akamai Technologies, Inc. (a)	30,600	1,162,800
BMC Software, Inc. (a)	71,700	3,566,358
Digital River, Inc. (a)	57,566	2,154,695
Quest Software, Inc. (a)	139,200	3,534,288
Red Hat, Inc. (a)	81,150	3,683,399

		14,101,540

Construction & Engineering — 2.4%
Orion Marine Group, Inc. (a)	273,369	2,935,983
Quanta Services, Inc. (a)	141,500	3,173,845

		6,109,828

Consumer Products — 7.3%
Central Garden & Pet Co., Class A (a)	364,200	3,354,282
Energizer Holdings, Inc. (a)	35,700	2,540,412
Mattel, Inc.	89,800	2,238,714
Matthews International Corp., Class A	73,450	2,831,497
Newell Rubbermaid, Inc.	125,200	2,395,076
Tempur-Pedic International, Inc. (a)	49,100	2,487,406
The Middleby Corp. (a)	26,350	2,456,347

		18,303,734

Energy Integrated — 2.4%
Cimarex Energy Co.	26,900	3,099,956
James River Coal Co. (a)	116,650	2,819,431

		5,919,387

Energy Services — 5.7%
Complete Production Services, Inc. (a)	128,100	4,074,861
Helmerich & Payne, Inc.	58,100	3,990,889
Key Energy Services, Inc. (a)	222,900	3,466,095
Oceaneering International, Inc.	31,000	2,772,950

		14,304,795

Financial Services — 1.9%
NYSE Euronext	41,000	1,441,970
Stifel Financial Corp. (a)	44,600	3,201,834

		4,643,804

Food & Beverages — 2.2%
Ralcorp Holdings, Inc. (a)	53,300	3,647,319
Snyders-Lance, Inc.	86,800	1,722,980

		5,370,299

Forest & Paper Products — 2.4%
Rock-Tenn Co., Class A	52,100	3,613,135

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (continued)
Schweitzer-Mauduit International, Inc.	49,100	$2,484,951

		6,098,086

Gas Utilities — 2.5%
New Jersey Resources Corp.	90,600	3,891,270
The Laclede Group, Inc.	59,800	2,278,380

		6,169,650

Health Services — 2.6%
HealthSouth Corp. (a)	128,900	3,219,922
VCA Antech, Inc. (a)	131,700	3,316,206

		6,536,128

Housing — 1.0%
Trex Co., Inc. (a)	74,700	2,436,714

Insurance — 2.8%
Arch Capital Group, Ltd. (a)	32,700	3,243,513
Aspen Insurance Holdings, Ltd.	133,500	3,679,260

		6,922,773

Leisure & Entertainment — 4.6%
Bally Technologies, Inc. (a)	95,605	3,618,649
Darden Restaurants, Inc.	55,600	2,731,628
DreamWorks Animation SKG, Inc., Class A (a)	90,100	2,516,493
Texas Roadhouse, Inc.	154,200	2,619,858

		11,486,628

Manufacturing — 7.9%
Altra Holdings, Inc. (a)	141,611	3,344,852
BE Aerospace, Inc. (a)	94,700	3,364,691
FLIR Systems, Inc.	75,400	2,609,594
Generac Holdings, Inc. (a)	90,336	1,832,917
Harsco Corp.	118,000	4,164,220
Regal-Beloit Corp.	30,350	2,240,741
TriMas Corp. (a)	100,000	2,150,000

		19,707,015

Medical Products — 4.3%
CareFusion Corp. (a)	112,600	3,175,320
Haemonetics Corp. (a)	23,700	1,553,298
Hospira, Inc. (a)	65,100	3,593,520
Life Technologies Corp. (a)	46,510	2,438,054

		10,760,192

Metals & Mining — 1.5%
Horsehead Holding Corp. (a)	61,040	1,040,732
Steel Dynamics, Inc.	147,200	2,762,944

		3,803,676

Pharmaceutical & Biotechnology — 2.4%
DepoMed, Inc. (a)	157,400	1,580,296
Medicis Pharmaceutical Corp., Class A	61,900	1,983,276
Warner Chilcott PLC, Class A	107,000	2,490,960

		6,054,532

Real Estate — 5.1%
Kilroy Realty Corp. REIT	62,950	2,444,348
LaSalle Hotel Properties REIT	117,800	3,180,600
Regency Centers Corp. REIT	85,700	3,726,236
The Macerich Co. REIT	70,177	3,475,867

		12,827,051

Retail — 4.3%
American Eagle Outfitters, Inc.	140,050	2,225,394
Brown Shoe Co., Inc.	215,936	2,638,738
Iconix Brand Group, Inc. (a)	146,700	3,151,116
Williams-Sonoma, Inc.	64,800	2,624,400

		10,639,648

Semiconductor & Components — 3.8%
FARO Technologies, Inc. (a)	57,780	2,311,200
ON Semiconductor Corp. (a)	390,000	3,849,300
Xilinx, Inc.	99,100	3,250,480

		9,410,980

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (concluded)

Technology — 1.4%
AOL, Inc. (a)	59,900	$1,169,847
SS&C Technologies Holdings, Inc. (a)	115,039	2,349,096

		3,518,943

Technology Hardware — 4.2%
Ingram Micro, Inc., Class A (a)	135,100	2,841,153
Polycom, Inc. (a)	57,550	2,983,968
Teradyne, Inc. (a)	258,000	4,594,980

		10,420,101

Transportation — 2.1%
Echo Global Logistics, Inc. (a)	258,541	3,394,643
UTi Worldwide, Inc.	87,350	1,767,964

		5,162,607

Total Common Stocks (Identified cost $204,112,771)		239,012,310

Preferred Stock — 0.2%

Automotive — 0.2%
Better Place, Inc., Series B
(Identified cost $452,901)	150,967	452,901

Description	Principal Amount (000)	Value

Repurchase Agreement — 3.6%
State Street Bank and Trust Co. 0.01%, 04/01/11 (Dated 03/31/11, collateralized by $9,120,000 United States Treasury Note, 1.00%, 04/30/12, with a value of $9,221,811) Proceeds of $9,037,003 (Identified cost $9,037,000)	$9,037	$9,037,000

Total Investments — 99.6% (Identified cost $213,602,672) (b)		$248,502,211

Cash and Other Assets in Excess of Liabilities — 0.4%		1,076,444

Net Assets — 100.0%		$249,578,655

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks — 94.2%

Australia — 22.8%
ConnectEast Group	10,344,323	$4,868,340
DUET Group	4,468,209	7,741,332
Macquarie Atlas Roads Group (a)	2,023,995	4,009,088
MAp Group	1,021,694	3,212,638
SP AusNet	5,321,760	4,844,014
Spark Infrastructure Group (c)	5,496,400	6,367,424
Transurban Group	1,158,176	6,433,040

Total Australia		37,475,876

Austria — 1.7%
Flughafen Wien AG	43,685	2,770,488

France — 0.7%
Aeroports de Paris	6,900	635,614
Societe des Autoroutes Paris- Rhin-Rhone	6,600	477,590

Total France		1,113,204

Germany — 4.6%
Fraport AG	104,433	7,653,203

Italy — 20.7%
Atlantia SpA	450,794	10,330,447
Autostrada Torino-Milano SpA	391,562	5,943,209
Digital Multimedia Technologies SpA (a)	58,137	1,798,611
Hera SpA	1,671,878	4,001,890
Snam Rete Gas SpA	621,347	3,492,351
Societa Iniziative Autostradali e Servizi SpA	624,733	7,308,740
Terna Rete Elettrica Nazionale SpA	259,775	1,243,621

Total Italy		34,118,869

Japan — 14.1%
East Japan Railway Co.	38,900	2,162,930
Osaka Gas Co., Ltd.	2,237,000	8,928,637
Toho Gas Co., Ltd.	164,000	845,828
Tokyo Gas Co., Ltd.	1,902,700	8,692,306
West Japan Railway Co.	655	2,527,711

Total Japan		23,157,412

Mexico — 1.8%
Grupo Aeroportuario del Centro Norte SAB de CV	1,230,100	2,337,246
Grupo Aeroportuario del Sureste SAB de CV, B Shares	101,000	594,310

Total Mexico		2,931,556

Portugal — 2.3%
Brisa Auto-Estradas de Portugal SA	561,600	3,798,827

South Korea — 1.9%
Macquarie Korea Infrastructure Fund	676,600	3,207,366

Spain — 8.2%
Abertis Infraestructuras SA	161,100	3,500,005
Enagas SA	28,443	641,726
Red Electrica Corporacion SA	165,067	9,380,707

Total Spain		13,522,438

Switzerland — 1.9%
Flughafen Zuerich AG	7,484	3,116,636

United States — 13.5%
American Electric Power Co., Inc.	44,900	1,577,786
American States Water Co.	75,300	2,700,258
California Water Service Group	76,840	2,856,143
CSX Corp.	46,400	3,647,040
Norfolk Southern Corp.	45,300	3,137,931
PG&E Corp.	71,500	3,158,870
SJW Corp.	7,600	175,940
Union Pacific Corp.	18,600	1,828,938

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio (continued)
Wisconsin Energy Corp.	104,700	$3,193,350

Total United States		22,276,256

Total Common Stocks
(Identified cost $140,086,174)		155,142,131

Short-Term Investment — 21.0%
State Street Institutional Treasury Money Market Fund
(Identified cost $34,532,868)	34,532,868	34,532,868

Total Investments — 115.2%
(Identified cost $174,619,042) (b)		$189,674,999
Liabilities in Excess of Cash and
Other Assets — (15.2)%		(25,027,841)

Net Assets — 100.0%		$164,647,158

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2011:

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

Forward Currency Purchase Contracts
CHF	CIT	06/22/11	217,124	$237,577	$236,519	$-	$1,058
EUR	BRC	06/22/11	3,313,932	4,612,794	4,689,219	76,425	-

Total Forward Currency Purchase Contracts				$4,850,371	$4,925,738	$76,425	$1,058

Forward Currency Sale Contracts
AUD	HSB	06/22/11	27,263,543	$27,925,338	$27,143,039	$-	$782,299
AUD	HSB	06/22/11	6,256,723	6,408,599	6,383,484	-	25,115
CHF	CIT	06/22/11	1,800,010	1,960,798	1,928,514	-	32,284
CHF	CIT	06/22/11	1,276,043	1,390,027	1,385,618	-	4,409
EUR	BRC	06/22/11	9,735,722	13,776,063	13,695,046	-	81,017
EUR	BRC	06/22/11	37,349,789	52,850,015	51,545,697	-	1,304,318
JPY	HSB	06/22/11	141,085,459	1,696,995	1,744,121	47,126	-
JPY	HSB	06/22/11	347,233,386	4,176,571	4,182,074	5,503	-
JPY	MEL	06/22/11	1,404,145,404	16,889,253	17,161,606	272,353	-
KRW	MEL	06/28/11	3,430,345,144	3,110,331	3,051,094	-	59,237
MXN	SSB	06/22/11	34,413,465	2,872,733	2,863,904	-	8,829

Total Forward Currency Sale Contracts				$133,056,723	$131,084,197	324,982	2,297,508

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$401,407	$2,298,566

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks — 94.6%

Australia — 2.7%
QBE Insurance Group, Ltd.	53,600	$979,645
Telstra Corp., Ltd.	763,900	2,228,194

Total Australia		3,207,839

Belgium — 2.1%
Anheuser-Busch InBev NV	42,780	2,436,934

Brazil — 2.6%
Banco do Brasil SA	92,765	1,678,992
Cielo SA	170,600	1,446,179

Total Brazil		3,125,171

Canada — 2.0%
Potash Corp. of Saskatchewan, Inc.	23,600	1,392,144
Rogers Communications, Inc., Class B	26,600	966,874

Total Canada		2,359,018

China — 1.0%
Weichai Power Co., Ltd., Class H	186,000	1,132,229

Denmark — 1.3%
Novo Nordisk A/S, Class B	12,510	1,571,716

Finland — 1.0%
Sampo Oyj, A Shares	38,900	1,240,955

France — 11.2%
BNP Paribas SA	29,018	2,122,425
Danone SA	28,080	1,834,349
Sanofi-Aventis SA	42,427	2,974,809
Technip SA	17,700	1,887,603
Total SA	41,046	2,498,708
Valeo SA	34,860	2,033,204

Total France		13,351,098

Germany — 4.9%
Bayerische Motoren Werke AG	20,150	1,677,698
SAP AG	21,520	1,317,519
Siemens AG	20,358	2,790,214

Total Germany		5,785,431

Hong Kong — 1.9%
AIA Group, Ltd.	384,600	1,184,176
Kerry Properties, Ltd.	214,200	1,073,953

Total Hong Kong		2,258,129

India — 0.9%
Idea Cellular, Ltd. (a)	669,200	1,016,668

Italy — 1.4%
Atlantia SpA	74,169	1,699,665

Japan — 20.0%
Asics Corp.	51,790	692,360
Canon, Inc.	47,300	2,058,500
Daito Trust Construction Co., Ltd.	34,800	2,397,259
Don Quijote Co., Ltd.	50,700	1,602,432
eAccess, Ltd.	1,271	698,301
Honda Motor Co., Ltd.	51,500	1,934,810
Hoya Corp.	62,400	1,423,842
JS Group Corp.	81,800	2,124,164
JX Holdings, Inc.	124,900	840,875
Keyence Corp.	3,706	948,554
Mitsubishi Corp.	43,400	1,204,744
Mitsubishi Estate Co., Ltd.	77,000	1,302,465
Sumitomo Mitsui Financial Group, Inc.	74,000	2,300,601
Yahoo Japan Corp.	5,216	1,866,172
Yamada Denki Co., Ltd.	36,430	2,456,988

Total Japan		23,852,067

Netherlands — 2.1%
ING Groep NV (a)	195,150	2,470,015

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

Norway — 1.2%
Aker Solutions ASA	61,130	$1,404,932

Russia — 1.0%
Sberbank	318,700	1,197,675

South Korea — 2.2%
Hyundai Mobis	4,277	1,276,920
Samsung Electronics Co., Ltd.
GDR (c)	3,199	1,363,094

Total South Korea		2,640,014

Spain — 1.2%
Amadeus IT Holding SA, A Shares	74,120	1,418,078

Sweden — 0.9%
Assa Abloy AB, Class B	37,900	1,089,822

Switzerland — 5.4%
Julius Baer Group, Ltd.	25,430	1,103,582
Novartis AG	63,290	3,432,888
UBS AG (a)	108,710	1,950,507

Total Switzerland		6,486,977

United Kingdom — 27.6%
BG Group PLC	59,210	1,473,212
BHP Billiton PLC	72,800	2,872,928
British American Tobacco PLC	48,649	1,952,628
Diageo PLC	62,600	1,190,011
GlaxoSmithKline PLC	111,650	2,130,500
Informa PLC	285,791	1,910,426
International Power PLC	207,330	1,024,404
Lloyds Banking Group PLC (a)	1,563,566	1,457,055
Prudential PLC	249,180	2,824,123
Rexam PLC	176,554	1,029,250
Royal Dutch Shell PLC, A Shares	74,950	2,722,114
Standard Chartered PLC	68,667	1,781,215
Tullow Oil PLC	57,580	1,337,514
Unilever PLC	76,950	2,345,419
Vodafone Group PLC	454,908	1,288,032
WM Morrison Supermarkets PLC	319,330	1,413,862
WPP PLC	121,540	1,498,378
Xstrata PLC	112,770	2,635,794

Total United Kingdom		32,886,865

Total Common Stocks
(Identified cost $94,517,341)		112,631,298

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement — 4.8%
State Street Bank and Trust Co., 0.01%, 04/01/11
(Dated 03/31/11, collateralized
by $5,825,000 United States
Treasury Note, 1.00%, 04/30/12, with a value of $5,890,027) Proceeds of $5,772,002
(Identified cost $5,772,000)	$5,772	$5,772,000

Total Investments — 99.4%
(Identified cost $100,289,341) (b)		$118,403,298

Cash and Other Assets in Excess
of Liabilities — 0.6%		717,548

Net Assets — 100.0%		$119,120,846

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks — 96.4%

Australia — 4.8%
BHP Billiton, Ltd.	4,078	$196,394
Telstra Corp., Ltd.	46,321	135,112

Total Australia		331,506

Belgium — 2.4%
Anheuser-Busch InBev NV	2,899	165,140

Brazil — 5.9%
Banco do Brasil SA	7,033	127,293
Cielo SA	15,075	127,791
Vale SA Sponsored ADR	4,408	147,007

Total Brazil		402,091

Canada — 2.0%
Potash Corp. of Saskatchewan,
Inc.	1,209	71,318
Rogers Communications, Inc.,
Class B	1,749	63,574

Total Canada		134,892

China — 2.5%
China Construction Bank Corp.,
Class H	110,002	103,093
Weichai Power Co., Ltd., Class H	10,957	66,698

Total China		169,791

Denmark — 1.3%
Novo Nordisk A/S, Class B	696	87,443

Finland — 1.6%
Sampo Oyj, A Shares	3,525	112,451

France — 11.7%
BNP Paribas SA	1,003	73,361
Danone SA	1,850	120,853
LVMH Moet Hennessy Louis
Vuitton SA	596	94,347
Sanofi-Aventis SA	2,709	189,944
Technip SA	1,239	132,132
Total SA	3,176	193,342

Total France		803,979

Germany — 4.8%
Bayerische Motoren Werke AG	1,099	91,503
SAP AG	2,652	162,363
Siemens AG	550	75,382

Total Germany		329,248

Hong Kong — 2.1%
AIA Group, Ltd.	23,600	72,664
Sun Hung Kai Properties, Ltd.	4,396	69,626

Total Hong Kong		142,290

Indonesia — 1.3%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	2,781	93,386

Italy — 1.6%
Atlantia SpA	4,701	107,729

Japan — 15.7%
Canon, Inc.	2,292	99,748
Daito Trust Construction Co., Ltd.	1,465	100,919
Fanuc Corp.	886	134,104
Honda Motor Co., Ltd.	3,725	139,945
Hoya Corp.	2,618	59,737
JS Group Corp.	3,900	101,274
Mitsubishi Estate Co., Ltd.	4,990	84,406
Sumitomo Mitsui Financial Group,
Inc.	3,976	123,611
Yahoo Japan Corp.	343	122,718
Yamada Denki Co., Ltd.	1,670	112,632

Total Japan		1,079,094

Netherlands — 1.8%
ING Groep NV (a)	9,682	122,545

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)

Russia — 2.2%

Mobile TeleSystems OJSC
Sponsored ADR	3,034	$64,412
Sberbank	22,690	85,269

Total Russia		149,681

South Africa — 1.0%
Standard Bank Group, Ltd.	4,294	66,013

South Korea — 2.2%
Hyundai Mobis	297	88,671
KT&G Corp.	1,154	60,069

Total South Korea		148,740

Sweden — 2.1%
Assa Abloy AB, Class B	5,074	145,904

Switzerland — 4.4%
Novartis AG	3,240	175,740
UBS AG (a)	6,998	125,560

Total Switzerland		301,300

Taiwan — 1.8%
Taiwan Semiconductor
Manufacturing Co., Ltd.	51,341	123,261

Turkey — 0.7%
Turkcell Iletisim Hizmetleri AS	8,246	48,812

United Kingdom — 22.5%
BG Group PLC	4,365	108,606
British American Tobacco PLC	3,980	159,745
GlaxoSmithKline PLC	7,875	150,270
Informa PLC	12,394	82,850
Lloyds Banking Group PLC (a)	110,043	102,547
Prudential PLC	12,910	146,318
Rexam PLC	11,823	68,924
Royal Dutch Shell PLC, A Shares	2,879	104,635
Standard Chartered PLC	4,465	115,822
Tullow Oil PLC	4,521	105,017
Unilever PLC	4,195	127,863
WM Morrison Supermarkets PLC	26,544	117,526
Xstrata PLC	6,444	150,617

Total United Kingdom		1,540,740

Total Common Stocks
(Identified cost $5,838,251)		6,606,036

Short-Term Investment — 2.7%
State Street Institutional Treasury
Money Market Fund
(Identified cost $181,042)	181,042	181,042

Total Investments — 99.1%
(Identified cost $6,019,293) (b)		$6,787,078

Cash and Other Assets in Excess
of Liabilities — 0.9%		63,755

Net Assets — 100.0%		$6,850,833

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks — 94.3%

Australia — 3.0%
Telstra Corp., Ltd.	2,265,500	$6,608,160
Toll Holdings, Ltd.	994,530	6,100,143

Total Australia		12,708,303

Belgium — 2.7%
Anheuser-Busch InBev NV	206,930	11,787,629

Brazil — 1.2%
Duratex SA	468,400	4,948,948

China — 3.6%
Industrial and Commercial Bank of
China, Ltd., Class H	8,667,264	7,198,067
Weichai Power Co., Ltd., Class H	658,000	4,005,412
Yingde Gases Group Co.	5,030,000	4,203,226

Total China		15,406,705

Egypt — 1.7%
Commercial International Bank
Egypt SAE	712,465	3,940,406
Eastern Co.	187,220	3,309,925

Total Egypt		7,250,331

Finland — 2.5%
Sampo Oyj, A Shares	336,010	10,719,108

France — 11.1%
BNP Paribas SA	111,433	8,150,395
Christian Dior SA	44,860	6,314,961
Danone SA	73,700	4,814,512
Sanofi-Aventis SA	159,700	11,197,516
Technip SA	69,500	7,411,776
Valeo SA	168,960	9,854,565

Total France		47,743,725

Germany — 2.2%
Bayerische Motoren Werke AG	78,980	6,575,912
Symrise AG	96,753	2,836,977

Total Germany		9,412,889

Hong Kong — 1.5%
AIA Group, Ltd.	2,143,800	6,600,717

Italy — 2.1%
Prysmian SpA	415,581	8,916,872

Japan — 14.2%
Asics Corp.	532,950	7,124,794
Canon, Inc.	191,700	8,342,799
Daito Trust Construction Co., Ltd.	101,100	6,964,451
Don Quijote Co., Ltd.	359,300	11,356,092
eAccess, Ltd.	7,835	4,304,634
JS Group Corp.	349,100	9,065,352
Yahoo Japan Corp.	17,700	6,332,676
Yamada Denki Co., Ltd.	114,360	7,712,907

Total Japan		61,203,705

Netherlands — 2.6%
ASM International NV	137,465	5,396,384
ING Groep NV (a)	473,480	5,992,840

Total Netherlands		11,389,224

Norway — 1.6%
Aker Solutions ASA	290,950	6,686,813

Russia — 1.6%
Sberbank	1,888,714	7,097,787

South Africa — 4.3%
Aquarius Platinum, Ltd.	884,140	4,901,771
Aspen Pharmacare Holdings, Ltd.
(a)	374,930	4,378,340
MTN Group, Ltd.	268,140	5,413,138
Naspers, Ltd., N Shares	74,050	3,984,361

Total South Africa		18,677,610

South Korea — 1.5%
Hyundai Mobis	21,930	6,547,313

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)

Spain — 3.3%
Amadeus IT Holding SA, A Shares	422,420	$8,081,821
Tecnicas Reunidas SA	102,790	6,179,488

Total Spain		14,261,309

Switzerland — 4.7%
Julius Baer Group, Ltd.	128,542	5,578,317
Novartis AG	115,800	6,281,063
UBS AG (a)	469,910	8,431,265

Total Switzerland		20,290,645

United Kingdom — 28.9%
AMEC PLC	365,353	6,992,161
BBA Aviation PLC	1,805,278	5,884,724
BG Group PLC	345,640	8,599,913
British American Tobacco PLC	324,458	13,022,791
Cairn Energy PLC (a)	447,710	3,318,876
GlaxoSmithKline PLC	425,720	8,123,567
IG Group Holdings PLC	739,600	5,417,402
Informa PLC	1,723,147	11,518,717
Lloyds Banking Group PLC (a)	8,727,392	8,132,876
Prudential PLC	1,027,250	11,642,510
Rexam PLC	1,082,090	6,308,217
TalkTalk Telecom Group PLC	2,695,793	5,959,283
Tullow Oil PLC	232,820	5,408,130
Unilever PLC	275,274	8,390,292
WM Morrison Supermarkets PLC	1,444,980	6,397,779
Xstrata PLC	388,680	9,084,688

Total United Kingdom		124,201,926

Total Common Stocks
(Identified cost $348,256,623)		405,851,559

Preferred Stock — 1.2%

Brazil — 1.2%
Banco Bradesco SA
(Identified cost $4,503,793)	262,072	5,353,322

Short-Term Investment — 4.0%
State Street Institutional Treasury
Money Market Fund
(Identified cost $17,162,833)	17,162,833	17,162,833

Total Investments — 99.5%
(Identified cost $369,923,249) (b)		$428,367,714
Cash and Other Assets in Excess
of Liabilities — 0.5%		2,118,873

Net Assets — 100.0%		$430,486,587

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard International Small Cap Equity Portfolio

Common Stocks — 96.3%

Australia — 4.7%
Cabcharge Australia, Ltd.	144,269	$823,720
Fairfax Media, Ltd.	389,562	519,797
James Hardie Industries SE (a)	152,564	962,607
Macquarie Atlas Roads Group (a)	532,568	1,054,900

Total Australia		3,361,024

Austria — 2.6%
Andritz AG	11,915	1,110,925
Kapsch TrafficCom AG	8,143	721,266

Total Austria		1,832,191

Belgium — 5.4%
Arseus NV	74,780	1,277,037
EVS Broadcast Equipment SA	12,316	783,695
Kinepolis Group NV	7,752	620,716
Telenet Group Holding NV (a)	24,985	1,170,790

Total Belgium		3,852,238

Finland — 1.0%
Vacon PLC	11,703	721,469

France — 5.7%
Faiveley Transport SA	7,824	774,065
Ingenico SA	20,632	923,827
Valeo SA	20,130	1,174,079
Virbac SA	7,353	1,225,783

Total France		4,097,754

Germany — 6.3%
Asian Bamboo AG	13,453	661,576
CompuGroup Medical AG	77,722	1,266,697
CTS Eventim AG	22,571	1,456,236
Fielmann AG	1	94
Pfeiffer Vacuum Technology AG	8,199	1,150,110

Total Germany		4,534,713

Hong Kong — 3.1%
AAC Acoustic Technologies
Holdings, Inc.	380,000	1,025,898
EVA Precision Industrial Holdings,
Ltd.	692,000	507,087
Man Wah Holdings, Ltd.	557,200	720,627

Total Hong Kong		2,253,612

Ireland — 2.5%
C&C Group PLC	148,146	665,759
DCC PLC	36,559	1,164,157

Total Ireland		1,829,916

Italy — 2.2%
DiaSorin SpA	16,584	729,763
MARR SpA	69,814	858,802

Total Italy		1,588,565

Japan — 24.1%
Ain Pharmaciez, Inc.	29,000	1,014,547
Asahi Holdings, Inc.	56,600	1,151,325
Daiseki Co., Ltd.	38,200	745,814
Don Quijote Co., Ltd.	35,800	1,131,500
Dr. Ci:Labo Co., Ltd.	190	703,535
eAccess, Ltd.	1,762	968,062
JAFCO Co., Ltd.	23,300	599,447
JSR Corp.	39,300	788,551
Konami Corp.	45,700	846,093
Kurita Water Industries, Ltd.	24,100	712,454
Misumi Group, Inc.	39,300	975,649
Nomura Research Institute, Ltd.	25,600	565,059
NPC, Inc.	34,300	889,870
Rinnai Corp.	11,000	729,983
Roland DG Corp.	9,600	138,495
Sankyo Co., Ltd.	9,500	487,106
Santen Pharmaceutical Co., Ltd.	20,490	816,595
Shinko Plantech Co., Ltd.	80,500	931,973
Suruga Bank, Ltd.	106,300	943,128
Sysmex Corp.	21,400	756,898

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)

Union Tool Co.	23,800	$564,241
USS Co., Ltd.	11,770	915,507

Total Japan		17,375,832

Netherlands — 6.5%
Aalberts Industries NV	41,470	984,125
Fugro NV	15,523	1,367,909
Imtech NV	22,918	850,635
Interxion Holding NV	49,500	643,500
Unit 4 NV	25,349	862,190

Total Netherlands		4,708,359

New Zealand — 0.8%
Telecom Corp. of New Zealand, Ltd.	393,429	603,375

Norway — 6.2%
Aker Drilling ASA	128,900	461,502
BW Offshore, Ltd. (a)	344,039	920,714
Kongsberg Gruppen ASA	69,420	1,926,851
TGS Nopec Geophysical Co. ASA	43,500	1,167,289

Total Norway		4,476,356

Singapore — 1.3%
Ezra Holdings, Ltd.	682,000	952,257

South Africa — 0.9%
Aquarius Platinum, Ltd.	121,605	674,192

Spain — 1.0%
Tecnicas Reunidas SA	11,787	708,606

Sweden — 6.8%
Duni AB	98,240	1,101,171
Elekta AB, B Shares	23,400	935,718
Getinge AB, B Shares	40,810	1,007,335
Indutrade AB	25,600	841,585
Loomis AB, B Shares	62,140	984,490

Total Sweden		4,870,299

Switzerland — 2.6%
Dufry Group (a)	9,472	1,090,028
Swissquote Group Holding SA	13,403	804,034

Total Switzerland		1,894,062

United Kingdom — 12.6%
Abcam PLC	121,597	735,398
Chemring Group PLC	100,540	1,115,294
CPP Group PLC	160,985	397,708
Dignity PLC	72,718	811,913
Hampson Industries PLC	1	0
IG Group Holdings PLC	161,417	1,182,343
Intertek Group PLC	28,820	940,380
Jupiter Fund Management PLC	152,050	701,022
Melrose PLC	178,535	939,124
Rightmove PLC	55,434	844,808
TalkTalk Telecom Group PLC	314,872	696,052
XP Power, Ltd.	24,507	687,997

Total United Kingdom		9,052,039

Total Common Stocks
(Identified cost $52,871,641)		69,386,859

Preferred Stock — 1.4%

Germany — 1.4%
Fuchs Petrolub AG
(Identified cost $471,807)	6,724	1,000,571

Short-Term Investment — 0.5%

United States — 0.5%

State Street Institutional Treasury
Money Market Fund
(Identified cost $366,212)	366,212	366,212

Total Investments — 98.2%
(Identified cost $53,709,660) (b)		$70,753,642
Cash and Other Assets in Excess
of Liabilities — 1.8%		1,299,616

Net Assets — 100.0%		$72,053,258

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio

Common Stocks — 93.5%

Argentina — 1.5%

YPF Sociedad Anonima SA Sponsored ADR	6,177,297	$275,136,808

Brazil — 17.9%
Banco do Brasil SA	36,038,210	652,270,300
Cielo SA	62,887,800	533,100,880
CCR SA	5,293,500	153,683,827
Companhia Siderurgica Nacional SA Sponsored ADR	16,658,688	277,533,742
Natura Cosmeticos SA	8,959,000	252,420,298
Redecard SA	40,398,320	595,093,618
Souza Cruz SA	16,956,825	176,563,272
Vale SA Sponsored ADR	17,432,400	581,370,540

Total Brazil		3,222,036,477

Canada — 1.7%
First Quantum Minerals, Ltd.	2,396,300	309,998,913

China — 2.5%
China Construction Bank Corp., Class H	203,563,220	190,777,957
NetEase.com, Inc. Sponsored ADR (a)	2,800,075	138,631,713
Weichai Power Co., Ltd., Class H	21,368,500	130,075,461

Total China		459,485,131

Egypt — 2.6%
Commercial International Bank Egypt SAE	26,347,584	145,719,669
Eastern Co.	3,616,448	63,936,398
Egyptian Co. for Mobile Services	2,469,675	66,305,562
Orascom Construction Industries	4,810,893	196,165,282

Total Egypt		472,126,911

France — 0.6%
CFAO SA	2,887,914	108,396,485

Hong Kong — 0.9%
Huabao International Holdings, Ltd.	99,599,000	153,651,773

Hungary — 1.0%
OTP Bank PLC	5,821,212	172,257,846

India — 6.8%
Bank of India	18,705,460	199,113,844
Bharat Heavy Electricals, Ltd.	5,017,779	231,788,872
Infosys Technologies, Ltd. Sponsored ADR	1,836,408	131,670,453
Jindal Steel & Power, Ltd.	14,722,517	229,545,152
Punjab National Bank, Ltd.	15,684,269	428,710,387

Total India		1,220,828,708

Indonesia — 5.5%
PT Bank Mandiri Tbk	215,781,930	168,511,872
PT Perusahaan Gas Negara (Persero) Tbk	45,105,000	20,202,067
PT Semen Gresik (Persero) Tbk	153,453,800	160,370,896
PT Tambang Batubara Bukit Asam Tbk	57,529,500	138,744,703
PT Telekomunikasi Indonesia Tbk Sponsored ADR	10,729,249	360,288,181
PT United Tractors Tbk	56,703,351	141,310,677

Total Indonesia		989,428,396

Malaysia — 0.6%
British American Tobacco Malaysia Berhad	6,763,800	107,327,521

Mexico — 6.1%
America Movil SAB de CV ADR, Series L	4,769,635	277,115,793
Desarrolladora Homex SAB de CV ADR (a)	3,121,968	85,073,628
Fomento Economico Mexicano SAB de CV Sponsored ADR	2,301,917	135,122,528
Grupo Mexico SAB de CV, Series B	76,857,393	288,188,166

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)
Grupo Televisa SA Sponsored
ADR (a)	7,666,600	$188,061,698
Kimberly-Clark de Mexico SAB de
CV, Series A	18,633,665	115,911,612

Total Mexico		1,089,473,425

Pakistan — 1.2%
Oil & Gas Development Co., Ltd.	54,371,349	86,211,058
Pakistan Petroleum, Ltd.	52,306,871	129,297,195

Total Pakistan		215,508,253

Philippines — 1.9%
Philippine Long Distance
Telephone Co. Sponsored ADR	6,365,350	340,546,225

Russia — 5.9%
Magnit OJSC Sponsored GDR (c)	4,750,995	144,002,659
Mobile TeleSystems OJSC
Sponsored ADR	17,722,343	376,245,342
OAO LUKOIL Sponsored ADR	606,550	43,446,334
Oriflame Cosmetics SA SDR	2,955,129	152,908,812
TNK-BP Holding	44,542,141	133,626,423
Uralkali Sponsored GDR	5,090,763	211,113,941

Total Russia		1,061,343,511

South Africa — 10.8%
Bidvest Group, Ltd.	8,100,562	178,008,802
Kumba Iron Ore, Ltd.	3,703,225	261,661,722
Massmart Holdings, Ltd.	7,794,028	161,548,944
Murray & Roberts Holdings, Ltd.	29,475,355	115,635,761
Nedbank Group, Ltd.	8,512,546	178,102,847
Pretoria Portland Cement Co., Ltd.	35,401,233	125,591,958
Sanlam, Ltd.	45,968,129	187,541,812
Shoprite Holdings, Ltd.	14,168,127	217,328,387
Standard Bank Group, Ltd.	10,397,429	159,842,220
Tiger Brands, Ltd.	6,161,508	159,397,711
Truworths International, Ltd.	19,789,624	206,233,332

Total South Africa		1,950,893,496

South Korea — 12.1%
Hite Brewery Co., Ltd.	807,290	79,849,551
Hyundai Mobis	872,995	260,637,096
KB Financial Group, Inc.	2,965,570	155,449,451
Korea Life Insurance Co., Ltd. (a)	34,438,343	237,971,320
KT&G Corp.	5,054,970	263,128,481
NHN Corp. (a)	1,388,732	242,437,830
Samsung Electronics Co., Ltd.	401,929	341,490,340
Shinhan Financial Group Co., Ltd.	8,984,337	408,285,883
Woongjin Coway Co., Ltd.	5,333,984	184,047,855

Total South Korea		2,173,297,807

Taiwan — 5.5%
Delta Electronics, Inc.	31,793,000	125,954,619
Hon Hai Precision Industry Co.,
Ltd.	67,192,636	235,350,739
HTC Corp.	3,891,367	152,179,690
MediaTek, Inc.	20,884,421	240,046,735
Taiwan Semiconductor
Manufacturing Co., Ltd.	100,360,284	240,947,955

Total Taiwan		994,479,738

Thailand — 2.2%
Banpu Public Co., Ltd.	9,410,500	238,957,315
Kasikornbank Public Co., Ltd.	31,113,200	135,274,783
Siam Cement Public Co., Ltd.	1,776,900	22,266,328

Total Thailand		396,498,426

Turkey — 6.2%
Akbank TAS	46,852,421	227,578,872
Koc Holding AS	32,323,872	150,309,511
Turkcell Iletisim Hizmetleri AS	56,454,159	334,180,249
Turkiye Is Bankasi AS, C Shares	123,579,708	395,378,231

Total Turkey		1,107,446,863

Total Common Stocks
(Identified cost $13,639,646,448)		16,820,162,713

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)

Preferred Stocks — 4.5%

Brazil — 4.5%

Companhia de Bebidas das
Americas SA Sponsored ADR	7,206,786	$204,024,112
Companhia Energetica de Minas
Gerais SA Sponsored ADR	12,709,754	244,916,960
Ultrapar Participacoes SA	6,286,300	104,075,392
Usinas Siderurgicas de Minas
Gerais SA, A Shares	20,791,200	251,509,019
Vale Fertilizantes SA	1,465,600	14,219,278

Total Brazil		818,744,761

Total Preferred Stocks
(Identified cost $758,395,646)		818,744,761

Short-Term Investment — 1.3%
State Street Institutional Treasury
Money Market Fund
(Identified cost $225,854,780)	225,854,780	225,854,780

Total Investments — 99.3%
(Identified cost $14,623,896,874) (b)		$17,864,762,254

Cash and Other Assets in Excess
of Liabilities — 0.7%		129,735,563

Net Assets — 100.0%		$17,994,497,817

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Developing Markets Equity Portfolio

Common Stocks — 87.9%

Brazil — 9.6%
Cia Hering SA	204,834	$3,763,832
Cyrela Brazil Realty SA Empreendimentos e Participacoes	344,260	3,264,107
Diagnosticos da America SA	226,900	2,918,507
MRV Engenharia e Participacoes SA	546,195	4,369,159
Totvs SA	205,200	3,940,232
Vale SA Sponsored ADR	162,215	5,409,870

Total Brazil		23,665,707

China — 12.3%
Agricultural Bank of China, Ltd., Class H	6,423,500	3,633,505
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H	1,173,400	3,010,981
China Construction Bank Corp., Class H	3,419,849	3,205,058
China Merchants Bank Co., Ltd., Class H	1,059,906	2,936,405
China National Materials Co., Ltd., Class H	2,863,890	2,577,245
China Petroleum & Chemical Corp. ADR	31,035	3,121,500
Hidili Industry International Development, Ltd.	5,344,900	4,741,219
NetEase.com, Inc. Sponsored ADR (a)	33,285	1,647,940
Parkson Retail Group, Ltd.	981,450	1,350,061
Ping An Insurance Group Co. of China, Ltd., Class H	398,000	4,037,025

Total China		30,260,939

Colombia — 1.9%
Pacific Rubiales Energy Corp.	169,635	4,706,737

Hong Kong — 4.4%
AAC Acoustic Technologies Holdings, Inc.	1,119,700	3,022,890
China State Construction International Holdings, Ltd.	4,242,450	3,872,366
Geely Automobile Holdings, Ltd.	7,306,700	2,714,691
Man Wah Holdings, Ltd.	1,060,400	1,371,416

Total Hong Kong		10,981,363

India — 6.4%
HDFC Bank, Ltd. Sponsored ADR	18,300	3,109,902
ICICI Bank, Ltd. Sponsored ADR	99,930	4,979,512
Shriram Transport Finance Co., Ltd.	426,579	7,662,065

Total India		15,751,479

Indonesia — 2.5%
PT Bank Rakyat Indonesia (Persero) Tbk	6,021,600	3,976,365
PT Perusahaan Gas Negara (Persero) Tbk	4,812,860	2,155,631

Total Indonesia		6,131,996

Kazakhstan — 3.7%
Halyk Savings Bank of Kazakhstan JSC GDR (a)	496,464	4,999,393
KazMunaiGas Exploration Production GDR	75,567	1,700,257
Zhaikmunai LP GDR (a)	206,658	2,552,226

Total Kazakhstan		9,251,876

Luxembourg — 1.0%
Millicom International Cellular SA	25,208	2,424,253

Malaysia — 1.1%
Genting Berhad	717,300	2,614,607

Mexico — 2.3%
Corporacion GEO SAB de CV, Series B (a)	513,806	1,441,056

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (concluded)
Grupo Financiero Banorte SAB de CV, Class O	924,957	$4,354,770

Total Mexico		5,795,826

Philippines — 1.3%
SM Investments Corp.	266,597	3,188,107

Qatar — 1.5%
Qatar Electricity & Water Co.	99,445	3,766,090

Russia — 15.8%
Alliance Oil Co., Ltd. (a)	92,200	1,755,801
Eurasia Drilling Co., Ltd. GDR	89,912	3,057,008
Gazprom OAO Sponsored ADR	177,265	5,732,750
Globaltrans Investment PLC Sponsored GDR	270,833	4,980,619
Rosneft Oil Co. OJSC GDR	237,798	2,172,285
Sberbank	1,372,924	5,159,448
TMK OAO GDR (a)	185,460	3,911,352
Uralkali Sponsored GDR	103,463	4,290,610
VTB Bank OJSC GDR	786,529	5,505,703
X5 Retail Group NV GDR (a)	60,364	2,544,343

Total Russia		39,109,919

South Africa — 7.1%
Clicks Group, Ltd.	537,589	3,382,082
Exxaro Resources, Ltd. Sponsored ADR	238,880	5,878,837
MTN Group, Ltd.	188,505	3,805,488
Standard Bank Group, Ltd.	294,677	4,530,142

Total South Africa		17,596,549

South Korea — 6.1%
Hyundai Mobis	16,682	4,980,496
Samsung Electronics Co., Ltd.	6,063	5,151,298
Samsung Engineering Co., Ltd.	26,312	5,013,180

Total South Korea		15,144,974

Taiwan — 6.5%
Synnex Technology International
Corp.	1,841,989	4,297,024
Tripod Technology Corp.	861,000	3,791,662
Wistron Corp.	2,812,160	4,456,384
Yuanta Financial Holding Co., Ltd.	4,768,000	3,429,283

Total Taiwan		15,974,353

Thailand — 1.1%
PTT Exploration & Production
Public Co., Ltd.	449,350	2,674,260

Turkey — 2.4%
Tofas Turk Otomobil Fabrikasi AS	642,365	3,627,747
Turkiye Garanti Bankasi AS ADR	474,240	2,195,731

Total Turkey		5,823,478

United States — 0.9%
NII Holdings, Inc. (a)	50,677	2,111,710

Total Common Stocks
(Identified cost $201,280,968)		216,974,223

Preferred Stocks — 4.4%

Brazil — 3.2%
Banco Bradesco SA Sponsored ADR	114,733	2,380,710
Gerdau SA Sponsored ADR	257,850	3,223,125
Marcopolo SA	532,100	2,229,237

Total Brazil		7,833,072

Colombia — 1.2%
Bancolombia SA Sponsored ADR	47,700	2,988,882

Total Preferred Stocks
(Identified cost $10,764,969)		10,821,954

Short-Term Investment — 5.5%
State Street Institutional Treasury
Money Market Fund
(Identified cost $13,614,457)	13,614,457	13,614,457

Total Investments — 97.8%
(Identified cost $225,660,394) (b)		$241,410,634
Cash and Other Assets in Excess
of Liabilities — 2.2%		5,319,583

Net Assets — 100.0%		$246,730,217

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio

Common Stocks — 89.0%

Argentina — 1.4%
YPF Sociedad Anonima
Sponsored ADR	32,615	$1,452,672

Brazil — 12.0%
Banco do Brasil SA	73,670	1,333,383
Cia Hering SA	70,727	1,299,611
Companhia Siderurgica Nacional
SA Sponsored ADR	67,035	1,116,803
Diagnosticos da America SA	81,100	1,043,151
MRV Engenharia e Participacoes
SA	156,800	1,254,285
Natura Cosmeticos SA	31,310	882,161
Redecard SA	109,310	1,610,208
Souza Cruz SA	71,575	745,276
Totvs SA	73,775	1,416,621
Vale SA Sponsored ADR	43,200	1,440,720

Total Brazil		12,142,219

Canada — 0.8%
First Quantum Minerals, Ltd.	6,405	828,587

China — 6.5%
Agricultural Bank of China, Ltd.,
Class H	3,140,000	1,776,167
China Construction Bank Corp.,
Class H	1,029,461	964,803
China Petroleum & Chemical Corp.
ADR	9,970	1,002,783
Hidili Industry International
Development, Ltd.	1,510,360	1,339,772
Ping An Insurance Group Co. of
China, Ltd., Class H	150,500	1,526,563

Total China		6,610,088

Colombia — 1.2%
Pacific Rubiales Energy Corp.	42,600	1,181,991

Egypt — 2.1%
Commercial International Bank
Egypt SAE	180,599	998,833
Orascom Construction Industries	26,253	1,070,472

Total Egypt		2,069,305

Hong Kong — 2.2%
AAC Acoustic Technologies
Holdings, Inc.	357,640	965,532
China State Construction
International Holdings, Ltd.	1,386,087	1,265,174

Total Hong Kong		2,230,706

Hungary — 0.9%
OTP Bank PLC	30,911	914,700

India — 1.6%
ICICI Bank, Ltd. Sponsored ADR	32,990	1,643,892

Indonesia — 4.6%
PT Bank Rakyat Indonesia
(Persero) Tbk	1,870,118	1,234,933
PT Perusahaan Gas Negara
(Persero) Tbk	2,817,565	1,261,959
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	41,540	1,394,913
PT United Tractors Tbk	318,500	793,735

Total Indonesia		4,685,540

Kazakhstan — 1.5%
Halyk Savings Bank of Kazakhstan
JSC GDR (a)	149,656	1,507,036

Malaysia — 1.2%
Genting Berhad	330,520	1,204,768

Mexico — 4.4%
America Movil SAB de CV ADR,
Series L	17,124	994,905
Grupo Financiero Banorte SAB de
CV, Class O	252,800	1,190,202
Grupo Mexico SAB de CV, Series B	237,190	889,379

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)
Grupo Televisa SA Sponsored
ADR (a)	28,376	$696,063
Kimberly-Clark de Mexico SAB de
CV, Series A	106,925	665,132

Total Mexico		4,435,681

Philippines — 2.8%
Philippine Long Distance
Telephone Co. Sponsored ADR	28,965	1,549,627
SM Investments Corp.	102,528	1,226,084

Total Philippines		2,775,711

Qatar — 1.4%
Qatar Electricity & Water Co.	37,630	1,425,089

Russia — 11.1%
Eurasia Drilling Co., Ltd. GDR	34,923	1,187,382
Gazprom OAO Sponsored ADR	46,700	1,510,278
Globaltrans Investment PLC
Sponsored GDR	81,581	1,500,275
Mobile TeleSystems OJSC
Sponsored ADR	56,190	1,192,914
OAO LUKOIL Sponsored ADR	10,415	743,527
Oriflame Cosmetics SA SDR	18,748	970,088
Rosneft Oil Co. OJSC GDR	94,573	863,924
Sberbank	395,834	1,487,544
Uralkali Sponsored GDR	22,164	919,141
X5 Retail Group NV GDR (a)	20,229	852,652

Total Russia		11,227,725

South Africa — 8.1%
Clicks Group, Ltd.	172,837	1,087,353
Exxaro Resources, Ltd.	79,017	1,932,617
Kumba Iron Ore, Ltd.	9,382	662,911
Standard Bank Group, Ltd.	123,516	1,898,842
Tiger Brands, Ltd.	43,485	1,124,953
Truworths International, Ltd.	144,159	1,502,322

Total South Africa		8,208,998

South Korea — 9.5%
Hyundai Mobis	8,832	2,636,838
Korea Life Insurance Co., Ltd. (a)	127,552	881,393
KT&G Corp.	22,680	1,180,572
NHN Corp. (a)	7,538	1,315,946
Samsung Electronics Co., Ltd.	1,336	1,135,104
Samsung Engineering Co., Ltd.	8,847	1,685,604
Shinhan Financial Group Co., Ltd.	16,914	768,643

Total South Korea		9,604,100

Taiwan — 7.8%
Delta Electronics, Inc.	311,000	1,232,091
Hon Hai Precision Industry Co.,
Ltd.	363,256	1,272,350
MediaTek, Inc.	63,000	724,126
Synnex Technology International
Corp.	539,190	1,257,832
Taiwan Semiconductor
Manufacturing Co., Ltd.	399,000	957,931
Tripod Technology Corp.	296,240	1,304,578
Wistron Corp.	700,110	1,109,453

Total Taiwan		7,858,361

Thailand — 1.3%
Banpu Public Co., Ltd.	49,330	1,252,618

Turkey — 5.7%
Koc Holding AS ADR	35,261	824,050
Tofas Turk Otomobil Fabrikasi AS	229,221	1,294,522
Turkcell Iletisim Hizmetleri AS
ADR	86,975	1,307,234
Turkiye Garanti Bankasi AS	250,018	1,169,088
Turkiye Is Bankasi AS, C Shares	373,923	1,196,321

Total Turkey		5,791,215

United States — 0.9%
NII Holdings, Inc. (a)	21,790	907,989

Total Common Stocks
(Identified cost $86,910,451)		89,958,991

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (concluded)

Preferred Stocks — 3.2%

Brazil — 3.2%
Companhia Energetica de Minas
Gerais SA Sponsored ADR	68,135	$1,312,961
Marcopolo SA	99,500	416,856
Vale SA Sponsored ADR	52,550	1,551,276

Total Brazil		3,281,093

Total Preferred Stocks
(Identified cost $3,069,583)		3,281,093

Short-Term Investment — 6.2%
State Street Institutional Treasury
Money Market Fund
(Identified cost $6,299,757)	6,299,757	6,299,757

Total Investments — 98.4%
(Identified cost $96,279,791) (b)		$99,539,841

Cash and Other Assets in Excess
of Liabilities — 1.6%		1,573,949

Net Assets — 100.0%		$101,113,790

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value

Lazard Emerging Markets Debt Portfolio

Corporate Bonds — 14.1%

Argentina — 0.9%
Aeropuertos Argentina 2000 SA,
10.75%, 12/01/20 (c)	$44	$47,045

Brazil — 0.9%
BR Malls International Finance,
8.50%, 01/21/16 (c)	50	52,250

Columbia — 3.0%
Emgesa SA,
8.75%, 01/25/21 (c), (e)	150,000	84,470
Empresas Publicas de Medellin,
8.375%, 02/01/21 (c), (e)	150,000	82,810
Total Columbia		167,280

Kazakhstan — 3.1%
BTA Bank JSC,
10.75%, 07/01/18 (c), (f)	50	53,125
KazMunayGas National Co.,
9.125%, 07/02/18 (c)	100	120,700
Total Kazakhstan		173,825

Netherlands — 1.0%
GT 2005 Bonds BV,
5.00%, 07/21/14 (f)	60	55,428

Russia — 2.2%
Russian Agricultural Bank OJSC,
7.50%, 03/25/13 (e)	3,500	124,947

South Korea — 1.0%
Export-Import Bank of Korea,
6.60%, 11/04/13 (c), (h)	500,000	55,479

Venezuela — 2.0%
Petroleos de Venezuela SA:
4.90%, 10/28/14	45	33,075
5.25%, 04/12/17	90	54,360
5.50%, 04/12/37 (c)	55	25,108
Total Venezuela		112,543

Total Corporate Bonds
(Identified cost $778,405)		788,797

Foreign Government Obligations — 67.8%

Argentina — 1.2%
Republic of Argentina:
8.28%, 12/31/33	46	40,593
2.50%, 12/31/38 (f)	65	28,047
Total Argentina		68,640

Columbia — 1.1%
Republic of Colombia,
11.75%, 02/25/20	40	60,160

Dominican Republic — 1.3%
Dominican Republic,
9.04%, 01/23/18 (c)	66	72,462

El Salvador — 1.2%
Republic of El Salvador,
7.65%, 06/15/35 (c)	65	64,772

Hungary — 3.5%
Hungary Government Bond,
6.75%, 08/22/14 (e)	24,000	128,481
Republic of Hungary:
6.25%, 01/29/20	30	30,525
7.625%, 03/29/41	34	34,034
Total Hungary		193,040

Indonesia — 7.1%
Indonesia Government:
7.375%, 09/15/16 (e)	2,000,000	225,940
8.375%, 09/15/26 (e)	600,000	65,568
Republic of Indonesia,
6.625%, 02/17/37 (c)	100	106,996
Total Indonesia		398,504

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Ivory Coast — 1.2%
Ivory Coast,
2.50%, 12/31/32 (c), (g)	$150	$69,375

Malaysia — 6.3%
Malaysia Government:
3.702%, 02/25/13 (e)	300	100,043
3.434%, 08/15/14 (e)	760	250,796
Total Malaysia		350,839

Mexico — 6.4%
Mexican Bonos,
10.00%, 11/20/36 (e)	620	60,314
Mexican Udibonos,
5.00%, 06/16/16 (e)	600	253,005
United Mexican States,
5.125%, 01/15/20	44	46,024
Total Mexico		359,343

Pakistan — 1.5%
Islamic Republic of Pakistan,
6.875%, 06/01/17 (c)	100	81,750

Panama — 0.8%
Republic of Panama,
8.875%, 09/30/27	35	47,250

Peru — 1.8%
Republic of Peru,
7.125%, 03/30/19	85	100,300

Philippines — 4.1%
Republic of Philippines:
4.95%, 01/15/21 (e)	5,000	112,938
7.50%, 09/25/24	100	118,875
Total Philippines		231,813

Poland — 2.5%
Poland Government Bond,
5.50%, 04/25/15 (e)	400	139,981

Russia — 6.2%
Russian Eurobonds:
7.85%, 03/10/18 (c), (e)	5,000	179,727
7.50%, 03/31/30 (c), (f)	143	166,365
Total Russia		346,092

South Africa — 6.4%
Republic of South Africa:
13.50%, 09/15/15 (e)	850	151,937
10.50%, 12/21/26 (e)	600	99,823
6.25%, 03/08/41	100	103,062
Total South Africa		354,822

Thailand — 2.4%
Thailand Government Bond,
4.25%, 03/13/13 (e)	4,000	135,174

Turkey — 6.6%
Turkey Government Bonds:
0.00%, 04/25/12 (e)	400	236,651
0.00%, 11/07/12 (e)	230	129,786
Total Turkey		366,437

Ukraine — 1.8%
Ukraine Government,
6.58%, 11/21/16 (c)	100	101,400

Uruguay — 1.8%
Republic of Uruguay,
8.00%, 11/18/22	40	49,800
Uruguay Treasury Bill,
0.00%, 07/08/11 (e)	1,000	50,965
Total Uruguay		100,765

Venezuela — 2.6%
Bolivarian Republic of Venezuela,
9.00%, 05/07/23 (c)	30	20,550

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Republic of Venezuela,
7.75%, 10/13/19 (c)	$185	$127,002
Total Venezuela		147,552

Total Foreign Government
Obligations
(Identified cost $3,730,779)		3,790,471

Description	Shares	Value

Short-Term Investment — 19.0%
State Street Institutional Treasury
Money Market Fund
(Identified cost $1,059,798)	1,059,798	$1,059,798

Total Investments — 100.9%
(Identified cost $5,568,982) (b)		$5,639,066

Liabilities in Excess of Cash and
Other Assets — (0.9)%		(52,326)

Net Assets — 100.0%		$5,586,740

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Lazard Emerging Markets Debt Portfolio (concluded)

Forward Currency Contracts open at March 31, 2011:

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation
Forward Currency Purchase Contracts
BRL	BRC	05/03/11	216,190	$130,000	$131,688	$1,688	$-
BRL	BRC	05/03/11	417,090	250,866	254,062	3,196	-
BRL	JPM	04/04/11	99,840	60,000	61,152	1,152	-
BRL	JPM	04/04/11	417,250	250,000	255,566	5,566	-
KRW	JPM	04/07/11	111,850,000	100,000	101,946	1,946	-
RUB	JPM	04/14/11	2,865,000	100,000	100,685	685	-
Total Forward Currency Purchase Contracts				$890,866	$905,099	$14,233	$-

Forward Currency Sale Contracts
BRL	BRC	04/04/11	417,090	$255,468	$252,247	$-	$3,221
BRL	JPM	04/04/11	100,000	61,250	59,612	-	1,638
Total Forward Currency Sale Contracts				$316,718	$311,859	-	4,859

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$14,233	$4,859

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. High Yield Portfolio

Corporate Bonds — 94.6%

Aerospace & Defense — 1.3%
BE Aerospace, Inc.,
8.50%, 07/01/18	$525	$581,438
Huntington Ingalls Industries, Inc.,
6.875%, 03/15/18 (c)	1,500	1,565,625
		2,147,063

Apparel & Textiles — 0.8%
Levi Strauss & Co.,
7.625%, 05/15/20	1,300	1,303,250

Automotive — 4.8%
ArvinMeritor, Inc.,
8.125%, 09/15/15	215	223,600
Dana Holding Corp.,
6.50%, 02/15/19	1,500	1,492,500
Ford Motor Credit Co. LLC,
7.00%, 10/01/13	1,250	1,349,335
GMAC LLC,
6.75%, 12/01/14	165	173,869
Navistar International Corp.,
8.25%, 11/01/21	825	914,718
Pinafore LLC,
9.00%, 10/01/18 (c)	1,200	1,302,000
The Goodyear Tire & Rubber Co.,
10.50%, 05/15/16	950	1,064,000
TRW Automotive, Inc.,
8.875%, 12/01/17 (c)	1,000	1,120,000
		7,640,022

Building & Materials — 3.0%
Legrand France SA,
8.50%, 02/15/25	925	1,096,538
Masco Corp.,
6.125%, 10/03/16	1,500	1,538,502
Owens Corning, Inc.,
9.00%, 06/15/19	725	856,849
USG Corp.:
9.75%, 08/01/14 (c)	450	492,750
9.50 01/15/18	675	707,063
		4,691,702

Cable Television — 5.1%
Cablevision Systems Corp.,
7.75%, 04/15/18	1,000	1,080,000
Cequel Communications Holdings
I, LLC,
8.625%, 11/15/17 (c)	900	938,250
EchoStar DBS Corp.,
6.625%, 10/01/14	810	857,588
Insight Communications Co., Inc.,
9.375%, 07/15/18 (c)	1,100	1,221,000
Mediacom Broadband LLC,
8.50%, 10/15/15	875	907,812
Mediacom LLC,
9.125%, 08/15/19	175	187,250
Unitymedia Hessen GmbH & Co.
KG,
8.125%, 12/01/17 (c)	1,325	1,394,562
Videotron Ltee,
6.875%, 01/15/14	525	532,219
Virgin Media Finance PLC,
9.125%, 08/15/16	900	954,000
		8,072,681

Chemicals — 1.2%
Lyondell Chemical Co.,
8.00%, 11/01/17 (c)	899	991,148
Mosaic Global Holdings, Inc.,
7.30%, 01/15/28	775	875,321
PolyOne Corp.,
7.375%, 09/15/20	100	105,250
		1,971,719

Computer Services — 2.2%
First Data Corp.,
8.875%, 08/15/20 (c)	850	932,875

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. High Yield Portfolio (continued)
SunGard Data Systems, Inc.:
10.25%, 08/15/15	$564	$592,200
7.375%, 11/15/18 (c)	750	766,875
Terremark Worldwide, Inc.,
12.00%, 06/15/17	1,000	1,237,500
		3,529,450

Diversified — 2.1%
Amsted Industries, Inc.,
8.125%, 03/15/18 (c)	1,100	1,172,875
General Cable Corp.,
7.125%, 04/01/17	489	504,281
Leucadia National Corp.,
7.00%, 08/15/13	950	1,016,500
SPX Corp.,
7.625%, 12/15/14	535	589,169
		3,282,825

Electric Generation — 3.5%
AES Corp.,
7.75%, 03/01/14	900	972,000
Calpine Corp.,
7.875%, 07/31/20 (c)	1,150	1,221,875
Edison Mission Energy,
7.75%, 06/15/16	1,175	998,750
GenOn Escrow Corp.:
9.50%, 10/15/18 (c)	650	676,000
9.875%, 10/15/20 (c)	475	496,375
NRG Energy, Inc.:
7.375%, 01/15/17	600	625,500
8.25%, 09/01/20 (c)	525	546,000
		5,536,500

Electronics — 2.3%
Amkor Technologies, Inc.,
9.25%, 06/01/16	925	970,094
Freescale Semiconductor, Inc.:
8.875%, 12/15/14	225	233,156
9.25%, 04/15/18 (c)	900	985,500
MEMC Electronic Materials, Inc.,
7.75%, 04/01/19 (c)	1,250	1,279,687
NXP BV,
7.875%, 10/15/14	250	259,688
		3,728,125

Energy Exploration & Production — 2.9%
ATP Oil & Gas Corp.,
11.875%, 05/01/15	1,225	1,286,250
Chesapeake Energy Corp.,
9.50%, 02/15/15	1,325	1,643,000
Denbury Resources, Inc.,
9.75%, 03/01/16	590	665,225
Plains Exploration & Production
Co.,
7.75%, 06/15/15	950	991,563
		4,586,038

Energy Services — 4.6%
Calfrac Holdings LP,
7.50%, 12/01/20 (c)	1,000	1,035,000
Citgo Petroleum Corp.,
11.50%, 07/01/17 (c)	1,125	1,310,625
Compagnie Generale de
Geophysique-Veritas:
7.50%, 05/15/15	113	116,108
7.75%, 05/15/17	765	804,206
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (c)	700	693,000
Frac Tech Services LLC,
7.125%, 11/15/18 (c)	1,000	1,025,000
Offshore Group Investments, Ltd.,
11.50%, 08/01/15	825	915,750
Tesoro Corp.,
6.50%, 06/01/17	1,300	1,339,000
		7,238,689

Environmental — 0.6%
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	916,748

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. High Yield Portfolio (continued)

Financial Services — 1.4%
Finance One PLC,
0.00%, 01/03/12 (a), (i)	$20,000	$0
Icahn Enterprises LP:
7.75%, 01/15/16	500	513,750
8.00%, 01/15/18	600	616,500
International Lease Finance Corp.:
8.625%, 09/15/15 (c)	500	550,000
8.75%, 03/15/17 (c)	500	562,500
Morgan Guarantee Trust,
0.00%, 07/31/14 (a), (i)	10,569	0
		2,242,750

Food & Beverages — 1.9%
Blue Merger Sub, Inc.,
7.625%, 02/15/19 (c)	1,500	1,520,625
Constellation Brands, Inc.,
7.25%, 05/15/17	700	759,500
Dean Foods Co.,
7.00%, 06/01/16	800	763,000
		3,043,125

Forest & Paper Products — 1.5%
ABI Escrow Corp.
10.25%, 10/15/18 (c)	1,000	1,105,000
Georgia-Pacific Corp.,
9.50%, 12/01/11	500	525,625
Smurfit Capital Funding PLC,
7.50%, 11/20/25	750	716,250
		2,346,875

Gaming — 5.5%
Ameristar Casinos, Inc.,
9.25%, 06/01/14	990	1,087,762
Marina District Finance Co., Inc.:
9.50%, 10/15/15 (c)	500	523,125
9.875%, 08/15/18 (c)	500	523,125
MGM Resorts International,
10.375%, 05/15/14	900	1,030,500
Peninsula Gaming LLC:
8.375%, 08/15/15	625	667,187
10.75%, 08/15/17	225	246,938
Penn National Gaming, Inc.,
8.75%, 08/15/19	825	910,594
Pinnacle Entertainment, Inc.,
8.625%, 08/01/17	800	872,000
Scientific Games International, Inc.:
7.875%, 06/15/16 (c)	525	553,875
8.125%, 09/15/18 (c)	350	369,250
9.25%, 06/15/19	250	274,375
Wynn Las Vegas LLC:
7.875%, 11/01/17	500	536,250
7.75%, 08/15/20	1,000	1,060,000
		8,654,981

Gas Utilities — 4.6%
Copano Energy LLC,
7.75%, 06/01/18	1,200	1,254,000
El Paso Corp.,
7.00%, 06/15/17	650	727,481
Energy Transfer Equity LP,
7.50%, 10/15/20	1,250	1,359,375
Ferrellgas Partners LP:
8.625%, 06/15/20	520	564,200
6.50%, 05/01/21 (c)	500	485,000
Inergy LP,
7.00%, 10/01/18 (c)	1,575	1,638,000
Niska Gas Storage US LLC,
8.875%, 03/15/18	750	815,625
The Williams Cos., Inc.,
8.75%, 03/15/32	407	526,740
		7,370,421

Health Services — 7.0%
Apria Healthcare Group, Inc.,
11.25%, 11/01/14	550	592,625

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. High Yield Portfolio (continued)
Biomet, Inc.,
10.00%, 10/15/17	$925	$1,014,031
Community Health Systems, Inc.,
8.875%, 07/15/15	920	970,600
Fresenius US Finance II, Inc.,
9.00%, 07/15/15 (c)	525	601,781
Giant Funding Corp.,
8.25%, 02/01/18 (c)	1,300	1,334,125
HCA, Inc.,
9.25%, 11/15/16	925	995,531
Health Management Associates,
Inc.,
6.125%, 04/15/16	1,000	1,032,500
HealthSouth Corp.,
10.75%, 06/15/16	515	548,475
Lantheus Medical Imaging, Inc.,
9.75%, 05/15/17	375	390,938
Service Corp. International,
6.75%, 04/01/16	750	798,750
Tenet Healthcare Corp.,
8.875%, 07/01/19	1,000	1,140,000
Vanguard Health Holding Co. I,
LLC,
8.00%, 02/01/18	1,000	1,023,750
Ventas Realty LP,
6.50%, 06/01/16	650	671,978
		11,115,084

Hotels — 0.9%
Host Hotels & Resorts LP,
7.125%, 11/01/13	353	358,295
Wyndham Worldwide Corp.,
6.00%, 12/01/16	1,000	1,059,640
		1,417,935

Leisure & Entertainment — 1.9%
AMC Entertainment, Inc.:
8.00%, 03/01/14	497	502,591
8.75%, 06/01/19	200	217,000
Live Nation Entertainment, Inc.,
8.125%, 05/15/18 (c)	135	138,713
Royal Caribbean Cruises, Ltd.,
7.25%, 06/15/16	330	353,513
Speedway Motorsports, Inc.,
8.75%, 06/01/16	826	905,502
Ticketmaster Entertainment LLC,
10.75%, 08/01/16	850	928,625
		3,045,944

Machinery — 1.2%
Case New Holland, Inc.,
7.75%, 09/01/13	200	217,750
Terex Corp.,
10.875%, 06/01/16	550	639,375
The Manitowoc Co., Inc,
8.50%, 11/01/20	1,000	1,072,500
		1,929,625

Media — 4.0%
Citadel Broadcasting Corp.,
7.75%, 12/15/18 (c)	1,400	1,517,250
Clear Channel Worldwide
Holdings, Inc.,
9.25%, 12/15/17	1,100	1,205,875
Lamar Media Corp.,
7.875%, 04/15/18	1,000	1,072,500
LIN Television Corp.,
8.375%, 04/15/18	1,400	1,522,500
WMG Acquisition Corp.,
9.50%, 06/15/16	945	999,337
		6,317,462

Metals & Mining — 3.4%
Alcoa, Inc.,
5.72%, 02/23/19	650	675,947
Aleris International, Inc.,
7.625%, 02/15/18 (c)	1,175	1,177,937
Arch Western Finance LLC,
6.75%, 07/01/13	367	370,670
Century Aluminum Co.,
8.00%, 05/15/14	202	209,575

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. High Yield Portfolio (continued)
FMG Resources (August 2006)
Property, Ltd.,
7.00%, 11/01/15 (c)	$1,050	$1,089,375
Freeport-McMoRan Copper &
Gold, Inc.:
8.25%, 04/01/15	650	677,625
8.375%, 04/01/17	100	110,250
Massey Energy Co.,
6.875%, 12/15/13	1,000	1,020,000
		5,331,379

Packaging — 0.7%
Reynolds Group Issuer, Inc.,
7.75%, 10/15/16 (c)	1,000	1,057,500

Pharmaceutical & Biotechnology — 2.5%
Mylan, Inc.:
7.625%, 07/15/17 (c)	400	430,500
7.875%, 07/15/20 (c)	650	706,875
Valeant Pharmaceuticals
International, Inc.,
6.50%, 07/15/16 (c)	1,500	1,481,250
Warner Chilcott Co. LLC,
7.75%, 09/15/18 (c)	1,250	1,309,375
		3,928,000

Printing & Publishing — 1.3%
Deluxe Corp.,
7.375%, 06/01/15	1,005	1,041,431
The McClatchy Co.,
11.50%, 02/15/17	900	1,012,500
		2,053,931

Real Estate — 2.5%
CB Richard Ellis Services, Inc.,
11.625%, 06/15/17	975	1,150,500
CNL Lifestyle Properties, Inc.,
7.25%, 04/15/19 (c)	1,200	1,190,988
DuPont Fabros Technology LP,
8.50%, 12/15/17	1,000	1,101,250
Forest City Enterprises, Inc.,
7.625%, 06/01/15	475	458,375
		3,901,113

Restaurants — 1.3%
Landry’s Restaurants, Inc.,
11.625%, 12/01/15	1,075	1,158,313
Wendy’s/Arby’s Restaurants LLC,
10.00%, 07/15/16	825	907,500
		2,065,813

Retail — 4.6%
AutoNation, Inc.,
6.75%, 04/15/18	175	183,094
Ingles Markets, Inc.,
8.875%, 05/15/17	1,025	1,100,594
QVC, Inc.,
7.50%, 10/01/19 (c)	1,000	1,050,000
Saks, Inc.,
9.875%, 10/01/11	585	601,087
Sears Holdings Corp.,
6.625%, 10/15/18 (c)	1,525	1,479,250
Stater Brothers Holdings, Inc.,
7.375%, 11/15/18 (c)	1,400	1,452,500
SuperValu, Inc.,
8.00%, 05/01/16	1,375	1,375,000
		7,241,525

Steel-Producers — 1.7%
AK Steel Corp.,
7.625%, 05/15/20	1,400	1,428,000
Steel Dynamics, Inc.:
7.375%, 11/01/12	540	575,100
7.75%, 04/15/16	264	281,160
United States Steel Corp.,
6.05%, 06/01/17	475	489,844
		2,774,104

Support Services — 4.1%
ARAMARK Corp.,
8.50%, 02/01/15	600	625,500

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. High Yield Portfolio (concluded)
Avis Budget Car Rental LLC:
7.625%, 05/15/14	$341	$348,673
7.75%, 05/15/16	410	422,812
Expedia, Inc.,
8.50%, 07/01/16	375	407,812
Hertz Corp.:
8.875%, 01/01/14	239	244,975
7.50%, 10/15/18 (c)	1,000	1,035,000
The Geo Group, Inc.,
7.75%, 10/15/17	1,375	1,466,094
United Rentals North America,
Inc.,
9.25%, 12/15/19	1,000	1,112,500
West Corp.,
11.00%, 10/15/16	850	913,750
		6,577,116

Technology Hardware — 0.8%
Seagate HDD Cayman,
7.75%, 12/15/18 (c)	1,175	1,216,125

Telecommunications — 5.8%
Cincinnati Bell, Inc.,
8.25%, 10/15/17	850	856,375
Citizens Communications Corp.,
6.25%, 01/15/13	1,000	1,055,000
Cricket Communications, Inc.,
7.75%, 05/15/16	750	796,875
Equinix, Inc.,
8.125%, 03/01/18	1,182	1,279,515
GCI, Inc.,
8.625%, 11/15/19	1,000	1,097,500
Intelsat Jackson Holdings, Ltd.,
11.25%, 06/15/16	350	373,188
Level 3 Financing, Inc.,
9.25%, 11/01/14	650	664,625
Qwest Corp.,
7.875%, 09/01/11	800	822,000
Sprint Capital Corp.,
6.90%, 05/01/19	1,225	1,264,812
Wind Acquisition Finance SA,
11.75%, 07/15/17 (c)	800	920,000
		9,129,890

Transportation — 1.6%
Hapag-Lloyd AG,
9.75%, 10/15/17 (c)	1,000	1,072,500
Kansas City Southern Railway Co.,
13.00%, 12/15/13	325	387,563
Teekay Corp.,
8.50%, 01/15/20	1,000	1,083,750
		2,543,813

Total Corporate Bonds
(Identified cost $142,066,978)		149,949,323

Description	Shares	Value

Warrant — 0.0%

Cable Television — 0.0%
Ono Finance PLC,
(Identified cost $64,841) (a), (c)	470	$5

Short-Term Investment — 3.3%
State Street Institutional Treasury
Money Market Fund
(Identified cost $5,256,263)	5,256,263	5,256,263

Total Investments — 97.9%
(Identified cost $147,388,082) (b)		$155,205,591

Cash and Other Assets in Excess
of Liabilities — 2.1%		3,371,674

Net Assets — 100.0%		$158,577,265

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. Municipal Portfolio

Municipal Bonds — 91.9%

Alaska —1.4%

Anchorage Alaska Series A,
5.00%, 06/01/21	$100	$105,262

Arizona — 1.4%
Arizona School Facilities Board
Revenue,
5.00%, 07/01/11	100	101,082

California — 9.7%
California State:
5.75%, 03/01/17	150	158,515
5.00%, 03/01/18	250	275,235
California State Department of
Water Resources Revenue:
Prerefunded,
5.25%, 12/01/12	5	5,396
Unrefunded,
5.25%, 12/01/12	45	48,496
Los Angeles California Unified
School District,
5.125%, 07/01/21	50	52,930
Tulare California Union High
School District,
5.00%, 08/01/13	50	53,304
University of California Revenue,
4.75%, 05/15/14	50	53,718
Val Verde California Unified
School District,
5.00%, 01/01/22	50	56,338

Total California		703,932

Colorado — 0.8%
Denver Colorado City & County
Airport Revenue,
5.50%, 11/15/33	50	56,157

Connecticut — 6.4%
Connecticut State:
5.00%, 10/01/13	25	27,484
5.00%, 12/01/13	25	27,586
5.00%, 06/01/14	25	27,875
Connecticut State Clean Water
Fund Revenue,
5.05%, 10/01/21	25	25,590
Connecticut State Health & Educational
Facility Authority Revenue:
5.00%, 07/01/11	25	25,215
5.00%, 11/01/15	50	53,576
Connecticut State Special
Obligation Rate Reduction,
5.00%, 06/30/11	25	25,282
Connecticut State Special Tax
Obligation Revenue,
5.00%, 02/01/15	50	55,804
Glastonbury Connecticut,
5.00%, 08/01/14	25	28,163
Greenwich Connecticut,
5.00%, 06/01/17	50	58,111
Hartford County Connecticut
Metropolitan District,
5.00%, 05/01/13	25	27,175
Stamford Connecticut,
5.00%, 08/15/18	25	26,566
University of Connecticut:
5.375%, 04/01/14	25	26,242
5.00%, 02/15/15	25	27,941

Total Connecticut		462,610

Florida — 0.7%
Florida State Board of Education,
5.00%, 06/01/11	25	25,182
JEA Florida Electric Systems
Revenue,
5.00%, 10/01/19	25	27,521

Total Florida		52,703

Georgia — 4.0%
Georgia State Road & Tollway
Authority Revenue,
5.00%, 06/01/19	50	56,721

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. Municipal Portfolio (continued)

Georgia State Series I,
5.00%, 07/01/18	$200	$232,770

Total Georgia		289,491

Illinois — 2.4%
Illinois State:
3.00%, 04/15/11	100	100,064
5.375%, 07/01/18	75	75,831

Total Illinois		175,895

Indiana — 3.4%
Brownsburg Indiana 1999 School
Building Corp.,
5.375%, 02/01/23	50	52,044
Decatur Township Marion County
Multi-School Building Corp.,
5.00%, 07/15/17	100	109,627
Indianapolis Indiana Local Public
Improvement Broad,
5.00%, 01/15/20	25	27,712
Purdue University Indiana
University Revenue,
5.00%, 07/01/15	50	56,873

Total Indiana		246,256

Maryland — 4.7%
Baltimore County Maryland,
5.00%, 02/01/12	50	51,924
Carroll County Maryland,
5.00%, 11/01/17	100	116,579
Maryland State & Local Facilities
Loan,
5.00%, 11/01/18	100	116,323
Maryland State Department of
Transportation,
5.00%, 03/01/15	50	56,390

Total Maryland		341,216

Massachusetts — 3.1%
Commonwealth of Massachusetts:
5.00%, 09/01/14	150	168,588
5.00%, 11/01/24	50	58,504

Total Massachusetts		227,092

Michigan — 0.7%
Michigan State Building Authority
Revenue,
0.00%, 10/15/18	75	53,532

Missouri — 0.4%
St. Louis Missouri Parking Facilities
Revenue,
6.00%, 02/01/28	25	26,065

New Jersey — 14.9%
Berkeley Township New Jersey
Board of Education,
4.50%, 10/01/19	50	55,981
Bridgewater & Raritan New
Jersey School District,
5.125%, 07/15/22	25	25,340
Burlington County New Jersey
Bridge Commission Pooled
Loan Revenue,
5.00%, 08/15/15	25	28,251
Essex County New Jersey
Improvement Authority:
Lease County Correctional,
5.00%, 10/01/28	50	55,256
Project Revenue Series 2006,
5.25%, 12/15/19	25	27,448
Jackson Township New Jersey
School District,
5.00%, 06/15/14	25	27,661
Matawan-Aberdeen New Jersey Regional
School District,
4.00%, 09/15/11	25	25,400
Middlesex County New Jersey,
5.00%, 01/15/14	50	55,291
New Jersey Economic
Development Authority
Revenue,
5.00%, 06/15/18	25	26,375

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. Municipal Portfolio (continued)

New Jersey Environmental Infrastructure
Trust:
5.00%, 09/01/14	$25	$28,000
5.00%, 09/01/17	25	28,934
New Jersey State:
5.00%, 08/01/15	25	27,870
5.00%, 08/01/22	50	53,009
New Jersey State Educational
Facilities Authority Revenue:
Princeton University,
5.00%, 07/01/20	50	54,791
Rowan University,
5.125%, 07/01/28	50	56,215
New Jersey State Transportation Trust
Fund Authority:
5.25%, 06/15/14	50	56,664
5.625%, 06/15/14	75	85,877
5.00%, 06/15/16	25	28,632
5.00%, 06/15/17	25	28,632
5.50%, 06/15/24	50	55,240
New Jersey State Turnpike
Authority Revenue:
Prerefunded,
6.00%, 01/01/14	50	56,766
Refunded Balance,
6.00%, 01/01/14	50	56,766
Newark New Jersey Housing
Authority Port Authority Newark
Marine Terminal,
5.00%, 01/01/37	25	27,709
Tobacco Settlement Financing Corp.
New Jersey:
5.00%, 06/01/13	25	27,279
6.25%, 06/01/43	50	55,891
Watchung Hills New Jersey
Regional High School District,
4.25%, 01/15/13	25	26,556

Total New Jersey		1,081,834

New Mexico — 3.1%
New Mexico Finance Authority
State Transportation Revenue,
5.00%, 12/15/17	200	228,518

New York — 19.8%
Erie County New York Industrial
Development Agency School
Facilities Revenue,
5.00%, 05/01/14	25	27,388
Fayetteville-Manlius New York
Central School District,
5.10%, 06/15/11	50	50,471
Long Island Power Authority New York
Electric Systems Revenue:
5.00%, 04/01/15	25	27,589
5.00%, 09/01/19	50	50,973
Metropolitan Transportation
Authority New York:
Commuter Facilities Revenue,
5.125%, 07/01/17	50	50,582
Dedicated Tax Fund:
5.00%, 11/15/11	50	51,409
4.75%, 04/01/28	50	57,216
Series A,
5.00%, 11/15/13	75	81,334
Series F,
5.00%, 11/15/13	80	86,756
New York City New York Series A,
5.00%, 08/01/14	25	27,834
New York State Dormitory
Authority Revenue:
City University,
5.25%, 07/01/31	50	50,597
Columbia University:
5.00%, 07/01/13	50	54,955
5.00%, 07/01/16	100	115,063

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. Municipal Portfolio (continued)

Income Tax Revenue Education,
5.00%, 03/15/17	$100	$111,706
Lease Revenue,
5.00%, 07/01/32	50	52,852
Mental Health Services Facilities
Improvement,
5.00%, 08/15/11	75	76,030
Student Housing Corp.,
5.00%, 07/01/23	50	56,357
New York State Environmental
Facilities Corp. Income Tax
Revenue,
5.00%, 12/15/14	25	28,047
New York State Local
Government Assistance Corp.,
5.00%, 04/01/16	50	56,986
New York State Thruway Authority
Highway & Bridge Trust Fund:
5.00%, 04/01/15	25	27,994
5.00%, 04/01/16	50	55,749
New York State Urban
Development Corp. Revenue,
5.00%, 03/15/12	25	26,059
Onondaga County New York,
5.00%, 05/01/12	25	26,229
Triborough Bridge & Tunnel
Authority New York Revenue,
5.00%, 01/01/32	50	51,736
TSASC Inc. New York,
5.75%, 07/15/32	50	53,452
Valley Stream New York Central
High School District,
5.00%, 02/15/14	50	54,852
West Islip New York Union Free
School District,
5.00%, 10/01/15	25	28,170

Total New York		1,438,386

North Carolina — 3.6%
North Carolina State,
5.00%, 05/01/21	25	28,778
Wake County North Carolina,
5.00%, 04/01/17	200	231,992

Total North Carolina		260,770

Pennsylvania — 1.5%
Pennsylvania State Public School
Building Authority School
Revenue Lease,
5.00%, 06/01/33	100	109,115

Tennessee — 3.1%
Metropolitan Government
Nashville & Davidson County
Tennessee Health &
Educational Facilities Broad,
5.00%, 10/01/18	200	229,248

Texas — 5.3%
Decatur Texas Independent
School District,
5.25%, 08/15/25	100	106,129
Plano Texas Independent
School District:
Prerefunded,
5.00%, 02/15/14	20	21,622
Unrefunded Balance,
5.00%, 02/15/14	30	32,138
Texas State Transportation
Commission,
5.00%, 04/01/20	200	222,914

Total Texas		382,803

Utah — 1.5%
Clearfield Utah Sales Tax
Revenue,
5.00%, 07/01/20	100	109,464

Total Municipal Bonds (Identified cost $6,623,839)		6,681,431

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. Municipal Portfolio (concluded)

U.S. Treasury Obligations — 6.7%

U.S. Treasury Notes:
0.625%, 02/28/13	$250	$249,385
2.625%, 11/15/20	250	233,281

Total U.S. Treasury Obligations (Identified cost $484,082)		482,666

Total Investments — 98.6% (Identified cost $7,107,921) (b)		$7,164,097

Cash and Other Assets in Excess of Liabilities — 1.4%		103,817

Net Assets — 100.0%		$7,267,914

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds — 84.1%
Consumer Staples Select Sector
SPDR Fund	570,100	$17,068,794
ETFS White Metals Basket Trust
(a)	128,400	7,894,032
Industrial Select Sector SPDR
Fund	546,000	20,573,280
IQ Canada Small Cap ETF	285,400	10,037,518
iShares FTSE China 25 Index
Fund	98,600	4,433,056
iShares MSCI Japan Index Fund	960,000	9,897,600
iShares MSCI Taiwan Index Fund	518,000	7,702,660
Market Vectors Agribusiness ETF	215,600	12,082,224
Materials Select Sector SPDR
Fund	295,300	11,820,859
PowerShares DB Oil Fund (a)	227,000	7,323,020
PowerShares Dynamic Oil & Gas
Services Portfolio	231,000	6,093,780
PowerShares Global Listed Private
Equity Portfolio	657,200	7,616,948
PowerShares Water Resources
Portfolio	590,600	12,012,804
SPDR Barclays Capital High Yield
Bond ETF	264,700	10,717,703
SPDR Gold Trust (a)	81,800	11,437,276
Vanguard Information Technology
Index ETF	363,600	23,354,028
Vanguard Short-Term Corporate
Bond ETF	438,300	33,937,569

Total Exchange-Traded Funds
(Identified cost $193,420,008)		214,003,151

Closed-End Management Investment Companies — 4.3%
Royce Value Trust, Inc.	55,291	850,928
Tri-Continental Corp.	685,000	10,014,700

Total Closed-End Management
Investment Companies
(Identified cost $10,311,668)		10,865,628

Short-Term Investment — 8.6%
State Street Institutional Treasury
Money Market Fund
(Identified cost $22,030,024)	22,030,024	22,030,024

Total Investments — 97.0%
(Identified cost $225,761,700) (b)		246,898,803

Description	Contracts	Value

Purchased Option — 1.7%
Put - iShares Barclays 20+ Year
Treasury Bond Fund,
Expires 01/21/12
(Identified cost $4,583,948)	7,500	$4,312,500

Total Investments and Purchased
Option — 98.7%
(Identified cost $230,345,648)		$251,211,303

Cash and Other Assets in Excess
of Liabilities — 1.3%		3,384,915

Net Assets — 100.0%		$254,596,218

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Forward Currency Sale Contract open at March 31, 2011:

Forward Currency Sale Contract	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

EUR	SSB	06/15/11	5,000,000	$7,076,119	$6,934,150	$-	$141,969

Swap Agreements open at March 31, 2011:

Currency	Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Appreciation/ Depreciation

USD	Goldman Sachs International	6,119,051	03/12/12	1 Month USD LIBOR plus/minus 0.2535%	Appreciation, and dividends paid, on securities in the Equity Basket	$85,012

USD	Goldman Sachs International	6,144,487	03/12/12	Appreciation, and dividends paid, on securities in the Equity Basket	1 Month USD LIBOR plus/minus 0.2535%	(144,407)

Net unrealized depreciation on Swap Agreements						$(59,395)

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

U.S. Equity Value	$12,437,446	$1,835,500	$127,731	$1,707,769
U.S. Strategic Equity	62,073,162	14,507,872	861,150	13,646,722
U.S. Mid Cap Equity	176,658,460	32,137,980	1,439,342	30,698,638
U.S. Small-Mid Cap Equity	213,602,672	37,517,573	2,618,034	34,899,539
Global Listed Infrastructure	174,619,042	15,492,106	436,149	15,055,957
International Equity	100,289,341	19,726,201	1,612,244	18,113,957
International Equity Select	6,019,293	827,225	59,440	767,785
International Strategic Equity	369,923,249	65,931,520	7,487,055	58,444,465
International Small Cap Equity	53,709,660	19,076,537	2,032,555	17,043,982
Emerging Markets Equity	14,623,896,874	3,616,170,826	375,305,446	3,240,865,380
Developing Markets Equity	225,660,394	21,065,918	5,315,678	15,750,240
Emerging Markets Equity Blend	96,279,791	5,192,703	1,932,653	3,260,050
Emerging Markets Debt	5,568,982	70,084	—	70,084
U.S. High Yield	147,388,082	9,012,132	1,194,623	7,817,509
U.S. Municipal	7,107,921	106,890	50,714	56,176
Capital Allocator Opportunistic Strategies	230,345,648	21,369,505	503,850	20,865,655

(c)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2011, these securities amounted to 3.9%, 1.1%, 0.8%, 27.1% and 31.1% of net assets of Lazard Global Listed Infrastructure Portfolio, Lazard International Equity Portfolio, Lazard Emerging Markets Equity Portfolio, Lazard Emerging Markets Debt Portfolio and Lazard U.S. High Yield Portfolio, respectively, and are considered to be liquid.

(d)	Principal amount denominated in USD unless otherwise specified.
(e)	Principal amount denominated in respective country’s currency.
(f)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2011, which may step up at a future date.
(g)	Issue in default.
(h)	Principal amount denominated in Indonesian Rupiah.
(i)	Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CHF — Swiss Franc
EUR — Euro
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican New Peso
RUB — Russian Ruble
USD — US Dollar

Counterparty Abbreviations:
BRC —Barclays Bank PLC
CIT — Citigroup NA
HSB — HSBC Bank USA
MEL — Mellon Bank NA
SSB — State Street Bank and Trust Co.
JPM — JP Morgan Chase Bank

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Debt Portfolio

Agriculture	-%	1.2%	1.1%	6.5%	-%	1.3%	1.7%	0.9%	-%
Airport Development & Maintenance	12.3	-	-	-	-	-	-	-	-
Alcohol & Tobacco	-	4.7	5.6	-	0.9	5.0	-	1.9	-
Apparel & Textiles	-	-	-	-	-	-	1.5	1.3	-
Automotive	-	4.7	3.4	3.8	1.6	-	2.6	1.3	-
Banking	-	8.5	10.1	8.7	1.3	17.8	21.9	17.1	4.2
Building Materials	-	-	-	-	-	0.7	-	-	-
Cable Television	-	-	-	0.9	-	-	-	-	-
Chemicals	-	-	-	1.6	1.1	-	-	-	-
Commercial Services	-	4.7	1.9	3.2	14.9	3.6	-	-	-
Computer Software	-	1.1	2.4	-	1.2	2.1	2.3	2.7	-
Construction & Engineering	-	-	-	3.1	3.5	1.7	3.6	4.0	-
Consumer Products	-	-	-	1.5	4.8	4.1	0.5	1.8	-
Diversified	-	-	-	-	-	1.8	-	0.8	-
Electric	25.2	0.9	-	-	-	1.4	1.5	2.7	3.0
Energy Exploration & Production	-	1.1	1.5	2.0	-	1.2	5.4	1.2	2.2
Energy Integrated	-	6.3	5.9	2.0	1.4	4.6	6.4	8.1	2.0
Energy Services	2.5	2.8	1.9	3.3	5.4	-	2.8	1.2	-
Financial Services	-	4.9	5.1	6.5	3.5	6.6	4.5	2.3	-
Food & Beverages	-	3.5	3.6	3.1	1.2	1.6	-	1.1	-
Foreign Government Obligations	-	-	-	-	-	-	-	-	67.8
Forest & Paper Products	-	0.9	1.0	1.5	2.4	0.6	-	0.7	-
Gas Utilities	11.2	-	-	-	-	0.7	0.9	1.2	-
Health Services	-	-	-	-	2.9	-	1.2	1.0	-
Housing	-	3.8	3.0	4.9	1.3	1.5	1.8	1.2	-
Insurance	-	5.2	4.8	6.7	-	1.3	1.6	2.4	-
Leisure & Entertainment	-	1.6	1.2	2.7	1.6	1.0	1.1	1.9	-
Manufacturing	-	6.1	7.5	4.5	16.3	4.2	5.2	3.8	-
Medical Products	-	-	-	1.0	6.5	-	-	-	-
Metals & Mining	-	4.6	7.2	3.2	0.9	12.2	5.9	8.3	-
Pharmaceutical & Biotechnology	-	8.5	8.8	5.9	3.9	-	-	-	-
Real Estate	-	2.0	2.3	-	-	-	1.9	-	0.9
Retail	-	5.2	4.7	7.6	4.5	4.1	4.2	4.6	-
Semiconductors & Components	-	4.1	4.1	1.9	7.1	5.3	4.9	6.3	-
Special Purpose Entity	-	-	-	-	-	-	-	-	1.0
Technology	-	1.6	1.8	1.5	1.7	0.7	-	-	-
Technology Hardware	1.1	-	-	1.3	0.2	2.2	3.5	3.6	-
Telecommunications	-	5.2	5.9	5.2	4.8	9.8	3.4	7.3	-
Transportation	38.4	1.4	1.6	1.4	2.8	0.9	2.0	1.5	0.8
Water	3.5	-	-	-	-	-	-	-	-

Subtotal	94.2	94.6	96.4	95.5	97.7	98.0	92.3	92.2	81.9
Short-Term Investments	21.0	-	2.7	4.0	0.5	1.3	5.5	6.2	19.0
Repurchase Agreement	-	4.8	-	-	-	-	-	-	-

Total Investments	115.2%	99.4%	99.1%	99.5%	98.2%	99.3%	97.8%	98.4%	100.9%

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

The distribution of municipal bonds by revenue source (as percentage of net assets) is as follows:

Revenue Source	Lazard U.S. Municipal Portfolio

Education	9.0%
Electric Utilities	1.8
General Obligations	37.4
Health Care	1.0
Lease	6.4
Miscellaneous	14.4
Tax	8.2
Tobacco	1.9
Transportation	10.3
Water & Sewer	1.5
Total	91.9

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges not traded on the valuation date are valued at the last quoted bid price. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m. Eastern time). Swap agreements on equity assets are valued at the equity basket price as of the close of regular trading on the NYSE on each valuation date. Forward currency contracts are valued at the current cost of offsetting the contracts. Investments in money market funds are valued at the fund’s net asset value. Repurchase agreements are valued at their principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board. The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different than the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
March 31, 2011 (unaudited)

the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2011:

	Unadjusted
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	March 31, 2011

U.S. Equity Value Portfolio
Common Stocks	$13,889,731	$—	$—	$13,889,731
Short-Term Investment	—	255,484	—	255,484

Total	$13,889,731	$255,484	$—	$14,145,215

U.S. Strategic Equity Portfolio
Common Stocks	$74,889,262	$—	$—	$74,889,262
Preferred Stock	—	—	453,501	453,501
Short-Term Investment	—	377,121	—	377,121

Total	$74,889,262	$377,121	$453,501	$75,719,884

U.S. Mid Cap Equity Portfolio
Common Stocks	$199,703,628	$—	$—	$199,703,628
Preferred Stock	—	—	1,307,499	1,307,499
Short-Term Investment	—	6,345,971	—	6,345,971

Total	$199,703,628	$6,345,971	$1,307,499	$207,357,098

U.S. Small-Mid Cap Equity Portfolio
Common Stocks	$239,012,310	$—	$—	$239,012,310
Preferred Stock	—	—	452,901	452,901
Repurchase Agreement	—	9,037,000	—	9,037,000

Total	$239,012,310	$9,037,000	$452,901	$248,502,211

Global Listed Infrastructure Portfolio
Assets:
Common Stocks	$155,142,131	$—	$—	$155,142,131
Short-Term Investment	—	34,532,868	—	34,532,868
Other Financial Instruments*
Forward Currency Contracts	—	401,407	—	401,407

Total	$155,142,131	$34,934,275	$—	$190,076,406

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(2,298,566)	$—	$(2,298,566)

International Equity Portfolio
Common Stocks	$112,631,298	$—	$—	$112,631,298
Repurchase Agreement	—	5,772,000	—	5,772,000

Total	$112,631,298	$5,772,000	$—	$118,403,298

International Equity Select Portfolio
Common Stocks	$6,606,036	$—	$—	$6,606,036
Short-Term Investment	—	181,042	—	181,042

Total	$6,606,036	$181,042	$—	$6,787,078

International Strategic Equity Portfolio
Common Stocks	$405,851,559	$—	$—	$405,851,559
Preferred Stock	5,353,322	—	—	5,353,322
Short-Term Investment	—	17,162,833	—	17,162,833

Total	$411,204,881	$17,162,833	$—	$428,367,714

International Small Cap Equity Portfolio
Common Stocks	$69,386,859	$—	$—	$69,386,859
Preferred Stock	1,000,571	—	—	1,000,571
Short-Term Investment	—	366,212	—	366,212

Total	$70,387,430	$366,212	$—	$70,753,642

Emerging Markets Equity Portfolio
Common Stocks	$16,676,160,055	$144,002,658	$—	$16,820,162,713
Preferred Stocks	818,744,761	—	—	818,744,761
Short-Term Investment	—	225,854,780	—	225,854,780

Total	$17,494,904,816	$369,857,438	$—	$17,864,762,254

Developing Markets Equity Portfolio
Common Stocks	$214,299,963	$2,674,260	$—	$216,974,223
Preferred Stock	10,821,954	—	—	10,821,954
Short-Term Investment	—	13,614,457	—	13,614,457

Total	$225,121,917	$16,288,717	$—	$241,410,634

Emerging Markets Equity Blend Portfolio
Common Stocks	$89,958,991	$—	$—	$89,958,991
Preferred Stock	3,281,093	—	—	3,281,093
Short-Term Investment	—	6,299,757	—	6,299,757

Total	$93,240,084	$6,299,757	$—	$99,539,841

Emerging Markets Debt Portfolio
Coporate Bonds	$—	$788,797	$—	$788,797
Foreign Government Obligations	—	3,790,471	—	3,790,471
Short-Term Investments	—	1,059,798	—	1,059,798
Other Financial Instruments*
Forward Currency Contracts	—	14,233	—	14,233

Total	$—	$5,653,299	$—	$5,653,299

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(4,859)	$—	$(4,859)

U.S. High Yield Portfolio
Corporate Bonds	$—	$149,949,323	$—	$149,949,323
Warrant	—	—	5	5
Short-Term Investment	—	5,256,263	—	5,256,263

Total	$—	$155,205,586	$5	$155,205,591

U.S. Municipal Portfolio
Municipal Bonds	$—	$6,681,431	$—	$6,681,431
U.S. Treasury Obligations	—	482,666	—	482,666

Total	$—	$7,164,097	$—	$7,164,097

Capital Allocator Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds	$214,003,151	$—	$—	$214,003,151
Closed-End Management Investment Companies	10,865,628	—	—	10,865,628
Purchased Option	4,312,500	—	—	4,312,500
Short-Term Investment	—	22,030,024	—	22,030,024
Other Financial Instruments*
Equity Swap Contract	—	85,012	—	85,012

Total	$229,181,279	$22,115,036	$—	$251,296,315

Liabilities:
Other Financial Instruments*
Equity Swap Contract	$—	$(144,407)	$—	$(144,407)
Forward Currency Contract	—	(141,969)	—	(141,969)

Total	$—	$(286,376)	$—	$(286,376)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation.

The common stocks included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The bonds and other fixed-income securities included in Level 2 were valued based on the last bid price for those securities. The forward currency contracts included in Level 2 were valued based on forward exchange rates as provided by quotation services. The swap agreements included in Level 2 were valued based on the value of the underlying assets in the security basket adjusted for any accrued interest income or expense. The preferred stock included in Level 3 was valued by reference to comparable entities and evaluation of fundamental data relating to the issuer. There were no significant transfers into or out of Levels 1, 2 and 3 as of March 31, 2011.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2011:

										Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2011

				Change in Unrealized
	Balance as of	Accrued Discounts	Realized	Appreciation			Net Transfers	Net Transfers	Balance as of
Description	December 31, 2010	(Premiums)	Gain (Loss)	(Depreciation)	Purchases	Sales	Into Level 3	Out of Level 3	March 31, 2011

U.S. Strategic
Equity Portfolio
Preferred Stock	$453,501	$-	$-	$-	$-	$-	$-	$-	$453,501	$-

U.S. Mid Cap
Equity Portfolio
Preferred Stock	$1,307,499	$-	$-	$-	$-	$-	$-	$-	$1,307,499	$-

U.S. Small-Mid
Cap Equity
Portfolio
Preferred Stock	$452,901	$-	$-	$-	$-	$-	$-	$-	$452,901	$-

U.S. High Yield
Portfolio
Warrant	$5	$-	$-	$-	$-	$-	$-	$-	$5	$-

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 31, 2011

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 31, 2011